UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—November 30, 2022

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2022
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
California Municipal Money Market Fund	6
California Intermediate-Term Tax-Exempt Fund	19
California Long-Term Tax-Exempt Fund	125
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Despite some relief toward the close of the period, the 12 months ended November 30, 2022, were a volatile, challenging period for financial markets. Vanguard California Intermediate-Term Tax-Exempt Fund returned –6.92% for Investor Shares and –6.85% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned –9.88% for Investor Shares and –9.81% for Admiral Shares. Each fund lagged its benchmark index. Vanguard California Municipal Money Market Fund returned 0.72%.
•	The economic backdrop deteriorated early on as inflation soared to multidecade highs, fueled in part by higher energy and food prices in the wake of Russia’s invasion of Ukraine. Then price increases broadened to other categories of goods and services, adding to concerns that inflation would remain stubbornly high. That prompted aggressive tightening by the Federal Reserve to bring inflation back in check, which weighed on bond prices and increased fears of recession.
•	Munis were not immune to the run up in Treasury yields and the muni market experienced significant cash outflows. As a whole, however, their fundamentals remained solid, and they fared better than the taxable bond market.
•	The main driver of the Long-Term Tax-Exempt Fund’s relative underperformance came from its longer duration compared to that of its benchmark index. More exposure to credit-sensitive segments was a detractor for both bond funds.
Market Barometer
Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-10.66%	10.56%	10.69%
Russell 2000 Index (Small-caps)	-13.01	6.44	5.45
Russell 3000 Index (Broad U.S. market)	-10.80	10.28	10.33
FTSE All-World ex US Index (International)	-11.40	2.23	1.86
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-12.91%	-2.56%	0.24%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.64	-0.77	1.40
FTSE Three-Month U.S. Treasury Bill Index	1.16	0.64	1.19
CPI
Consumer Price Index	7.11%	5.00%	3.83%

Advisor’s Report
For the 12 months ended November 30, 2022, Vanguard California Intermediate-Term Tax-Exempt Fund returned –6.92% for Investor Shares and –6.85% for Admiral Shares. Vanguard California Long-Term Tax-Exempt Fund returned –9.88% for Investor Shares and –9.81% for Admiral Shares. Each fund lagged its benchmark index.
For the 12 months, the 30-day SEC yield climbed from 0.85% to 3.23% for the Intermediate-Term Fund and from 1.20% to 3.53% for the Long-Term Fund. (Yields cited are for Admiral Shares.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Vanguard California Municipal Money Market Fund returned 0.72%. Its 7-day SEC yield rose over the period from 0.01% to 1.38%.
Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, only the Money Market Fund owned such securities.
The investment environment
The period was defined by a historic rise in interest rates, which caused ripple effects across every sector of the financial markets and brought with it renewed volatility.
Concerns that had weighed on market sentiment in late 2021 carried into 2022. Supply-chain bottlenecks persisted, labor remained in short supply in some sectors of the economy as unemployment rates continued to fall, and year-on-year inflation readings—which had been accelerating—climbed to multidecade highs across much of the world.
In late February, Russia’s invasion of Ukraine injected more uncertainty into the markets. Oil headed north of $100 per barrel and staple food prices soared. While energy prices eventually began to cool amid slowing economic growth and the U.S. government’s release of some of its strategic oil reserves to boost supply, price increases broadened to other categories of goods and services, heightening concerns that inflation might remain stubbornly high.
In response, major central banks wound down their bond-purchasing programs and began raising short-term interest rates. The Federal Reserve was especially aggressive, raising the federal funds rate target by 3.75 percentage points in less than eight months.
That created a very challenging environment for bonds. Muni yields rose sharply even as the credit profile of many issuers remained solid overall. With muni returns turning negative in 2022, investors pulled large amounts of cash out of the asset class, which put additional pressure on muni prices. As a whole, the U.S. muni market finished the period down close to –9%, as measured by the Bloomberg Municipal Bond Index.
While revenues for the state of California have come in lower than last year, largely due to the equity market downturn, its current budget includes raising the balance of its rainy day fund to the constitutional maximum of $23 billion. And the balance sheets of major cities remain strong due to the windfall of federal aid they received during the pandemic.
Management of the bond funds
The main driver of the Long-Term Fund’s relative underperformance was its longer duration relative to its benchmark index. (Duration is a measure of price sensitivity to movements in interest rates.) We were defensively positioned early in the period in the expectation that rates would rise and spreads would decompress. That positioning included a duration similar to the benchmark’s, which is generally shorter than the fund’s because it includes municipals across the maturity spectrum. While that worked out well during the first wave of rate increases, the fund’s duration then drifted longer as relative valuations improved, which weighed on performance as Fed rate hikes continued.
In both bond funds, we were lighter than we typically are on credit exposure early in the period but were still carrying more than the funds’ benchmarks. The widening in credit spreads that took place later on therefore dampened relative performance.
In the second half of the period, we seized some opportunities to cycle out of shorter call bonds and into longer call bonds, as they offer a better convexity profile, which will position the funds to capture more upside price performance in the future.
Both bond funds were well prepared in terms of liquidity going into 2022. With municipal bond valuations rich and the Fed expected to initiate a hiking cycle, we had increased our liquidity buffer because we anticipated that some investors could head for the exits. This move helped the fund, even as the outflows proved to be of a higher magnitude than we had expected.
Outlook
The recent significant negative annual returns have understandably been
Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2021	November 30, 2022
2 years	0.24%	2.59%
5 years	0.61	2.65
10 years	1.07	2.75
30 years	1.55	3.57
Source: Vanguard.

distressing for muni investors. With the repricing that has occurred, however, the outlook is substantially better than it was a year ago. That is likely to attract flows back into this asset class, especially given how strong fundamentals are from a credit standpoint.
Although the bond market may continue to see volatility given that the Fed is likely to make more rate hikes, today’s higher yields mean munis can offer more of a cushion against further price declines.
Energy supply-and-demand concerns, diminishing capital flows, declining trade volumes, and falling output per person in all likelihood will lead to a global recession in the coming year. California’s finances are generally hit harder during a recession than the rest of the U.S. given the state’s high reliance on top earners and their ties to the equity market. That being said, the bull market over the last decade, prudent fiscal management, and a healthy level of reserves have put the state on strong financial footing heading into this next downturn, which should blunt its impact.
While we had upgraded the portfolio’s credit quality given that outlook, we are open to opportunistically increasing our credit exposure given the widening in spreads that has taken place. At the same time, we are also favoring some sectors that tend to be more defensive in downturns.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
John M. Carbone, Principal, Portfolio Manager
Adam Ferguson, CFA, Portfolio Manager
Stephen McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended November 30, 2022
	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,006.30	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$995.60	$0.85
Admiral™ Shares	1,000.00	996.00	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$986.10	$0.85
Admiral Shares	1,000.00	986.50	0.45

Six Months Ended November 30, 2022
	Beginning Account Value 5/31/2022	Ending Account Value 11/30/2022	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

California Municipal Money Market Fund
Distribution by Effective Maturity1
As of November 30, 2022
1 - 7 Days	92.5%
8 - 30 Days	5.1
31 - 60 Days	1.9
61 - 90 Days	0.3
91 - 180 Days	0.2
1 Percentage of investments.

California Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.9%)
[1]	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/7/22	13,190	13,190
[1]	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/7/22	27,615	27,615
[1]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.470%	12/7/22	80,900	80,900
[1]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue VRDO	1.650%	12/7/22	8,405	8,405
[1]	ABAG Finance Authority for Nonprofit Corps. Recreational Revenue VRDO	1.920%	12/7/22	7,000	7,000
[1,2]	Alameda CA Unified School District GO TOB VRDO	1.920%	12/7/22	4,000	4,000
[1,2]	Allan Hancock CA Joint Community College District GO TOB VRDO	1.930%	12/7/22	2,585	2,585
[1]	Antelope Valley-East Kern Water Agency Water Revenue VRDO	1.600%	12/7/22	15,775	15,775
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	1.930%	12/7/22	11,030	11,030
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	1.930%	12/7/22	4,475	4,475
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	1.930%	12/7/22	8,335	8,335
[1,2]	Bay Area Toll Authority Highway Revenue TOB VRDO	1.930%	12/7/22	5,250	5,250
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/22	7,250	7,250
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/22	19,710	19,710
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/22	11,980	11,980
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/22	19,765	19,765
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/7/22	21,500	21,500
[1]	Bay Area Toll Authority Highway Revenue VRDO	1.490%	12/7/22	13,045	13,045
[1,2]	Bay Area Toll Authority Toll Bridge Highway Revenue TOB VRDO	1.930%	12/7/22	14,015	14,015
[1]	Big Bear Lake CA Industrial Revenue VRDO	1.920%	12/7/22	36,250	36,250
[1,2]	Burbank Unified School District GO TOB VRDO	1.920%	12/7/22	5,520	5,520
	California CP GO	2.570%	12/6/22	11,500	11,500
	California CP GO	2.280%	12/9/22	4,850	4,850
	California CP GO	2.250%	12/12/22	8,800	8,800
	California CP GO	2.550%	12/14/22	8,000	8,000
	California CP GO	2.000%	12/15/22	4,415	4,415
	California CP GO	2.800%	1/18/23	27,000	27,000
	California CP GO	2.500%	1/19/23	38,000	38,000
	California CP GO	2.850%	2/2/23	13,000	13,000
	California Department of Water Resources Revenue CP	2.400%	12/16/22	14,529	14,529
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.910%	12/7/22	8,990	8,990
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.920%	12/7/22	13,875	13,875
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.930%	12/7/22	4,000	4,000
	California Educational Facilities Authority College & University Revenue VRDO	1.570%	12/7/22	12,890	12,890
	California Educational Facilities Authority Revenue CP	2.150%	12/15/22	37,950	37,903
[1,2]	California GO TOB VRDO	1.920%	12/7/22	4,640	4,640
[1,2]	California GO TOB VRDO	1.920%	12/7/22	3,650	3,650
[1,2]	California GO TOB VRDO	1.930%	12/7/22	7,300	7,300
[1,2,3]	California GO TOB VRDO	1.930%	12/7/22	5,005	5,005
[1,2]	California GO TOB VRDO	1.930%	12/7/22	3,450	3,450
[1,2]	California GO TOB VRDO	1.930%	12/7/22	13,545	13,545
[1,2]	California GO TOB VRDO	1.930%	12/7/22	5,300	5,300
[1,2]	California GO TOB VRDO	1.930%	12/7/22	3,000	3,000
[1,2]	California GO TOB VRDO	1.930%	12/7/22	3,650	3,650
[1,2]	California GO TOB VRDO	1.930%	12/7/22	1,315	1,315
[1,2]	California GO TOB VRDO	1.930%	12/7/22	2,170	2,170
[1,2]	California GO TOB VRDO	1.930%	12/7/22	1,705	1,705
[1]	California GO VRDO	0.550%	12/1/22	5,185	5,185
[1]	California GO VRDO	0.550%	12/1/22	3,665	3,665
[1]	California GO VRDO	1.350%	12/7/22	11,255	11,255
[1]	California GO VRDO	1.420%	12/7/22	12,400	12,400
[1]	California GO VRDO	1.470%	12/7/22	65,195	65,195
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	6,665	6,665
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	34,000	34,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	12/7/22	3,750	3,750
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.960%	12/7/22	2,395	2,395
[1,2,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB, SIFMA Municipal Swap Index Yield + 0.150%	2.050%	5/1/23	2,500	2,500
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	6,405	6,405
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	13,850	13,850

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.300%	12/7/22	49,865	49,865
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/7/22	56,110	56,110
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	12/7/22	46,300	46,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	12/7/22	44,080	44,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	12/7/22	8,800	8,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	12/7/22	32,185	32,185
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	12/7/22	42,790	42,790
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.520%	12/7/22	25,735	25,735
[1,2]	California Infrastructure & Economic Development Bank Miscellaneous Revenue TOB VRDO	1.920%	12/7/22	6,970	6,970
	California Municipal Finance Authority Industrial Revenue VRDO	0.780%	12/1/22	19,100	19,100
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	1.530%	12/7/22	72,425	72,425
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	1.800%	12/7/22	3,065	3,065
[1,2]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	1.980%	12/7/22	3,740	3,740
	California Pollution Control Financing Authority Industrial Revenue VRDO	0.890%	12/1/22	13,690	13,690
[1,2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.920%	12/7/22	3,750	3,750
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	26,620	26,620
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	9,895	9,895
	California State Department of Water Resources Revenue CP	2.600%	12/2/22	19,688	19,688
	California State Department of Water Resources Revenue CP	2.550%	12/5/22	7,065	7,065
[1,2]	California State University College & University Revenue TOB VRDO	1.930%	12/7/22	4,760	4,760
[1,2]	California State University College & University Revenue TOB VRDO	1.930%	12/7/22	1,330	1,330
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	17,910	17,910
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	6,185	6,185
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/7/22	18,715	18,715
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	12/7/22	27,505	27,505
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.650%	12/1/22	14,200	14,200
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.650%	12/1/22	28,500	28,500
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	0.650%	12/1/22	18,000	18,000
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	15,000	15,000
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	16,185	16,185
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	7,605	7,605
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	14,130	14,130
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	10,000	10,000
	California Statewide Communities Development Authority Revenue CP	2.680%	12/16/22	32,500	32,500
[1]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	1.650%	12/7/22	12,290	12,290
[1,2]	Chaffey Joint Union High School District GO TOB VRDO	1.930%	12/7/22	4,760	4,760
[1,2]	Chino Valley Unified School District GO TOB VRDO	1.930%	12/7/22	4,000	4,000
[1,2]	Chino Valley Unified School District GO TOB VRDO	1.930%	12/7/22	4,125	4,125
[1,2]	Clovis Unified School District GO TOB VRDO	1.930%	12/7/22	2,500	2,500
[1,2]	Desert CA Community College District GO TOB VRDO	1.930%	12/7/22	6,000	6,000
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.800%	12/1/22	35,385	35,385
[1,2]	Dublin CA Unified School District GO TOB VRDO	0.800%	12/1/22	12,805	12,805
	East Bay Municipal Utility District Revenue CP	2.700%	12/6/22	15,440	15,440
	East Bay Municipal Utility District Revenue CP	2.680%	12/7/22	17,760	17,760
[1,2]	East Bay Municipal Utility District Water System Water Revenue TOB VRDO	1.930%	12/7/22	2,500	2,500
[1,2]	Eastern Municipal Water District Financing Authority Water Revenue TOB VRDO	1.930%	12/7/22	9,000	9,000
[1,2,5]	Fairfield CA COP TOB VRDO	2.020%	12/7/22	2,428	2,428
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB VRDO	1.950%	12/7/22	4,010	4,010
	Golden Gate Bridge Highway & Transportation District GO CP	2.400%	1/4/23	2,000	2,000

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden Gate Bridge Highway & Transportation District Revenue CP	2.680%	12/7/22	15,175	15,175
[1,2]	Grossmont-Cuyamaca Community College District Revenue TOB VRDO	1.930%	12/7/22	2,700	2,700
[1,2]	Hartnell CA Community College GO TOB VRDO	1.930%	12/7/22	1,995	1,995
[1,2]	Hayward CA Area Recreation & Park District GO TOB VRDO	1.930%	12/7/22	5,000	5,000
[1,2]	Huntington Beach City School District GO TOB VRDO	0.800%	12/1/22	12,135	12,135
[1]	Irvine CA Special Assessment Revenue VRDO	0.680%	12/1/22	6,193	6,193
[1]	Irvine CA Special Assessment Revenue VRDO	0.680%	12/1/22	9,866	9,866
[1]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	7,730	7,730
[1]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	14,119	14,119
[1]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	7,700	7,700
[1]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	6,799	6,799
[1]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.700%	12/1/22	21,655	21,655
[1,2]	Livermore Valley CA Joint Unified School District GO TOB VRDO	1.920%	12/7/22	5,000	5,000
[1,2]	Long Beach CA Community College District GO TOB VRDO	1.930%	12/7/22	5,588	5,588
[1,2]	Long Beach CA Harbor Appropriations Revenue TOB VRDO	1.920%	12/7/22	4,000	4,000
[1,2]	Long Beach Unified School District GO TOB VRDO	1.930%	12/7/22	38,160	38,160
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.940%	12/7/22	2,520	2,520
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	3,970	3,970
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	1,335	1,335
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	1,940	1,940
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.960%	12/7/22	1,460	1,460
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.960%	12/7/22	2,940	2,940
[1,2]	Los Angeles CA Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.960%	12/7/22	2,500	2,500
[1,2]	Los Angeles CA Harbor Department Port, Airport & Marina Revenue TOB VRDO	1.930%	12/7/22	1,875	1,875
[1,2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	1.930%	12/7/22	1,335	1,335
[1,2]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	1.930%	12/7/22	3,330	3,330
[1]	Los Angeles Community Redevelopment Agency Local or Guaranteed Housing Revenue VRDO	1.690%	12/7/22	27,355	27,355
	Los Angeles County Capital Asset Leasing Corp. CP	2.630%	12/5/22	13,000	13,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Capital Asset Leasing Corp. CP	2.600%	12/7/22	7,500	7,500
	Los Angeles County Capital Asset Leasing Corp. CP	2.000%	12/21/22	23,760	23,760
[1,2]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	1.930%	12/7/22	1,400	1,400
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.080%	12/1/22	2,005	2,005
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.930%	12/7/22	4,800	4,800
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	15,405	15,405
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	2,705	2,705
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	2,250	2,250
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	1,665	1,665
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	5,515	5,515
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.960%	12/7/22	4,000	4,000
[1,2]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	1.960%	12/7/22	1,500	1,500
[1,2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	1.930%	12/1/22	9,200	9,200
[1,2]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	2,000	2,000
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.550%	12/1/22	35,900	35,900
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.600%	12/1/22	14,075	14,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.680%	12/1/22	55,980	55,980
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	1.920%	12/7/22	4,350	4,350
[1,2]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	1,335	1,335
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	1.550%	12/7/22	41,420	41,420
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.600%	12/1/22	13,300	13,300
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.650%	12/1/22	18,060	18,060
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.650%	12/1/22	51,575	51,575
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	1.450%	12/7/22	28,100	28,100

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	1.550%	12/7/22	15,050	15,050
	Los Angeles Municipal Improvement Corp. CP	2.580%	12/8/22	1,700	1,700
[1,2]	Lucia Mar CA Unified School District GO TOB VRDO	1.940%	12/7/22	9,975	9,975
[1,2]	Madera CA Unified School District GO TOB VRDO	1.920%	12/7/22	6,400	6,400
[1,2]	Marin CA Healthcare District GO TOB VRDO	1.920%	12/7/22	5,235	5,235
[1,2]	Marin CA Healthcare District GO TOB VRDO	1.930%	12/7/22	1,600	1,600
[1,2]	Marin CA Healthcare District GO TOB VRDO	1.930%	12/7/22	5,585	5,585
[1,2]	Marin CA Water District Financing Authority Water Revenue TOB VRDO	1.930%	12/7/22	4,025	4,025
[1,2]	Metropolitan Water District of Southern California Water Revenue TOB VRDO	1.930%	12/7/22	6,655	6,655
	Metropolitan Water District of Southern California Water Revenue VRDO	0.620%	12/1/22	14,620	14,620
[1]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.650%	12/7/22	33,955	33,955
[1,6]	Modesto CA Water Revenue COP VRDO	1.450%	12/7/22	5,580	5,580
[1,2]	Montebello Unified School District GO TOB VRDO	1.930%	12/7/22	4,700	4,700
[1,2]	Mount San Antonio CA Community College District GO TOB VRDO	1.930%	12/7/22	6,545	6,545
	Municipal Improvement Corp. of Los Angeles GO CP	2.320%	12/8/22	5,500	5,500
	Municipal Improvement Corp. of Los Angeles GO CP	2.500%	12/14/22	11,700	11,700
	Municipal Improvement Corp. of Los Angeles GO CP	2.000%	12/21/22	6,000	6,000
	Municipal Improvement Corp. of Los Angeles GO CP	2.150%	12/29/22	4,000	4,000
[1,2]	Newhall CA School District GO TOB VRDO	0.800%	12/1/22	10,450	10,450
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.930%	12/1/22	2,000	2,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.930%	12/1/22	61,000	61,000
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	1.970%	12/1/22	9,300	9,300
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	1.970%	12/1/22	19,100	19,100
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP	1.990%	12/1/22	133,200	133,200
[1,2]	Nuveen California Quality Municipal Income Fund VRDO VRDP TOB	2.080%	12/1/22	150,800	150,800
[1,2]	Oakland CA GO TOB VRDO	0.800%	12/1/22	10,050	10,050
[1,2]	Oakland Unified School District/Alameda County GO TOB VRDO	1.930%	12/7/22	1,800	1,800
[1]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	1.900%	12/7/22	15,000	15,000
[1,2]	Orange County CA Coast Community College District GO TOB VRDO	1.930%	12/7/22	4,820	4,820
[1]	Orange County Water District COP VRDO	1.460%	12/7/22	2,600	2,600
[1,2,7]	Oxnard School District GO TOB VRDO	1.930%	12/7/22	6,000	6,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Pajaro Valley Unified School District GO TOB VRDO	1.980%	12/7/22	5,600	5,600
[1]	Pasadena CA COP VRDO	1.590%	12/7/22	5,535	5,535
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	2,670	2,670
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	10,580	10,580
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	1,670	1,670
[1]	Riverside CA Lease (Abatement) Revenue COP VRDO	1.590%	12/7/22	1,650	1,650
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.930%	12/7/22	6,000	6,000
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	1.930%	12/7/22	10,000	10,000
[1,2,4]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB, SIFMA Municipal Swap Index Yield + 0.150%	2.050%	4/3/23	1,210	1,210
[1,2]	Sacramento CA Water Revenue TOB VRDO	1.930%	12/7/22	3,800	3,800
[1]	Sacramento County CA Local or Guaranteed Housing Revenue VRDO	1.990%	12/7/22	9,300	9,300
[1,2]	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue TOB VRDO	1.930%	12/7/22	5,905	5,905
[1]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	14,270	14,270
	Sacramento Municipal Utility District Electric Power & Light Revenue CP	2.630%	12/6/22	9,000	9,000
[1,2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	2,650	2,650
[1,2]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB VRDO	1.930%	12/7/22	2,670	2,670
	Sacramento Transportation Authority Sales Tax Revenue VRDO	1.450%	12/7/22	95,275	95,275
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	1.450%	12/7/22	26,100	26,100
[1]	Sacramento Transportation Authority Sales Tax Revenue VRDO	1.500%	12/7/22	54,450	54,450
[1,2]	San Bernardino CA Community College District GO TOB VRDO	1.920%	12/7/22	4,620	4,620
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.500%	12/7/22	4,265	4,265
[1]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	1.500%	12/7/22	2,500	2,500
[1,2]	San Diego CA Unified School District GO TOB VRDO	1.930%	12/7/22	2,400	2,400
[1,2]	San Diego CA Unified School District GO TOB VRDO	1.930%	12/7/22	1,105	1,105
[1,2]	San Diego CA Unified School District GO TOB VRDO	1.930%	12/7/22	4,000	4,000
[1,2]	San Diego CA Unified School District GO TOB VRDO	1.930%	12/7/22	2,915	2,915

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	San Diego County Regional Transportation Commission Sales Tax Revenue TOB VRDO	1.930%	12/7/22	6,665	6,665
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.450%	12/7/22	78,735	78,735
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.460%	12/7/22	26,250	26,250
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.480%	12/7/22	16,050	16,050
	San Diego County Water Authority Revenue CP	2.390%	12/9/22	35,000	35,000
[1]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	1.950%	12/1/22	117,840	117,840
[1,2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	1.930%	12/7/22	1,875	1,875
[1,2]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	1.930%	12/7/22	2,150	2,150
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	1.930%	12/7/22	7,500	7,500
[1,2]	San Francisco CA City & County Public Utilities Commission Wastewater Sewer Revenue TOB VRDO	1.930%	12/7/22	6,900	6,900
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport GO TOB VRDO	1.980%	12/7/22	4,685	4,685
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB VRDO	1.950%	12/7/22	32,305	32,305
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB VRDO	1.970%	12/7/22	6,000	6,000
[1]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.540%	12/7/22	89,605	89,605
	San Francisco City & County Public Utilities Commission Wastewater Revenue CP	2.750%	1/10/23	14,118	14,118
[1]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue VRDO	1.500%	12/7/22	5,590	5,590
[1,2]	San Jose CA GO TOB VRDO	1.930%	12/7/22	4,000	4,000
[1]	San Jose CA Local or Guaranteed Housing Revenue VRDO	1.740%	12/7/22	6,575	6,575
[1,2]	San Mateo County CA Community College District GO TOB VRDO	1.930%	12/7/22	8,810	8,810
[1]	Santa Clara County Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.520%	12/7/22	16,700	16,700
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.550%	12/1/22	3,250	3,250
[1]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.700%	12/1/22	1,930	1,930
[1]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	1.450%	12/7/22	27,295	27,295
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	1.540%	12/7/22	39,245	39,245
[1,2]	Solano County CA Community College District GO TOB VRDO	1.930%	12/7/22	3,000	3,000
[1,2]	Sonoma County Junior College District GO TOB VRDO	1.930%	12/7/22	16,000	16,000
[1]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	1.450%	12/7/22	15,000	15,000
[1]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.700%	12/1/22	45,190	45,190
[1,2]	Southwestern CA Community College District GO TOB VRDO	1.920%	12/7/22	6,010	6,010
[1,2]	Southwestern CA Community College District GO TOB VRDO	1.930%	12/7/22	3,200	3,200
[1,2]	Sweetwater Union High School District GO TOB VRDO	1.930%	12/7/22	5,270	5,270
	University of California College & University Revenue CP	2.600%	12/1/22	8,330	8,330
	University of California College & University Revenue CP	2.600%	12/1/22	6,000	6,000
	University of California College & University Revenue CP	2.500%	12/7/22	4,000	4,000
	University of California College & University Revenue CP	2.400%	12/12/22	3,625	3,625
	University of California College & University Revenue CP	2.500%	12/15/22	5,670	5,670
	University of California College & University Revenue CP	1.950%	12/20/22	5,250	5,250
[1,2]	University of California College & University Revenue TOB VRDO	1.910%	12/7/22	5,625	5,625
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	15,300	15,300
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	2,585	2,585
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	2,500	2,500
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	5,000	5,000
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	10,135	10,135
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	20,870	20,870
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	1,000	1,000
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	10,000	10,000
[1,2]	University of California College & University Revenue TOB VRDO	1.930%	12/7/22	2,000	2,000
	University of California College & University Revenue VRDO	0.550%	12/1/22	49,915	49,915
	University of California College & University Revenue VRDO	0.550%	12/1/22	56,080	56,080
	University of California College & University Revenue VRDO	0.600%	12/1/22	42,440	42,440
	University of California College & University Revenue VRDO	0.650%	12/1/22	63,450	63,450
[1,2]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/7/22	13,605	13,605
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	14,040	14,040

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	9,300	9,300
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	7,100	7,100
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	66,605	66,605
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	2,645	2,645
[1]	Vacaville CA Local or Guaranteed Housing Revenue VRDO	1.500%	12/7/22	3,000	3,000
	Washington Township Health Care District GO TOB	1.930%	12/1/22	1,745	1,745
[1,2]	Yosemite CA Community College District GO TOB VRDO	1.930%	12/7/22	8,010	8,010
Total Tax-Exempt Municipal Bonds (Cost $4,173,571)					4,173,571
Total Investments (99.9%) (Cost $4,173,571)					4,173,571
Other Assets and Liabilities—Net (0.1%)					6,234
Net Assets (100%)					4,179,805
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $1,196,126,000, representing 28.6% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,173,571)	4,173,571
Investment in Vanguard	164
Receivables for Investment Securities Sold	5,087
Receivables for Accrued Income	8,066
Receivables for Capital Shares Issued	6,457
Other Assets	2,146
Total Assets	4,195,491
Liabilities
Due to Custodian	3,044
Payables for Capital Shares Redeemed	11,720
Payables for Distributions	647
Payables to Vanguard	275
Total Liabilities	15,686
Net Assets	4,179,805
At November 30, 2022, net assets consisted of:

Paid-in Capital	4,179,558
Total Distributable Earnings (Loss)	247
Net Assets	4,179,805

Net Assets
Applicable to 4,178,562,155 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,179,805
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	34,812
Total Income	34,812
Expenses
The Vanguard Group—Note B
Investment Advisory Services	476
Management and Administrative	5,429
Marketing and Distribution	393
Custodian Fees	33
Auditing Fees	24
Shareholders’ Reports	35
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	6,406
Expenses Paid Indirectly	(15)
Expense Reduction—Note B	(660)
Net Expenses	5,731
Net Investment Income	29,081
Realized Net Gain (Loss) on Investment Securities Sold	129
Net Increase (Decrease) in Net Assets Resulting from Operations	29,210

Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,081	420
Realized Net Gain (Loss)	129	115
Net Increase (Decrease) in Net Assets Resulting from Operations	29,210	535
Distributions
Total Distributions	(29,156)	(421)
Capital Share Transactions (at $1.00 per share)
Issued	2,676,464	1,678,157
Issued in Lieu of Cash Distributions	25,477	379
Redeemed	(2,414,876)	(2,380,846)
Net Increase (Decrease) from Capital Share Transactions	287,065	(702,310)
Total Increase (Decrease)	287,119	(702,196)
Net Assets
Beginning of Period	3,892,686	4,594,882
End of Period	4,179,805	3,892,686

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0073	.0001	.005	.013	.012
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	—	—	—	—
Total from Investment Operations	.0071	.0001	.005	.013	.012
Distributions
Dividends from Net Investment Income	(.0071)	(.0001)	(.005)	(.013)	(.012)
Distributions from Realized Capital Gains	(.0000)[2]	—	—	—	—
Total Distributions	(.0071)	(.0001)	(.005)	(.013)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.72%	0.01%	0.47%	1.29%	1.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,180	$3,893	$4,595	$5,650	$5,349
Ratio of Total Expenses to Average Net Assets[4]	0.14%[5]	0.06%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.73%	0.01%	0.49%	1.28%	1.18%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022, 2021, and 2020. For the years ended November 30, 2019, and 2018, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

California Municipal Money Market Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $164,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended November 30, 2022, Vanguard's expenses were reduced by $660,000 (an effective annual rate of 0.02% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the inclusion of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18
Undistributed Tax-Exempt Income	767
Undistributed Long-Term Gains	109
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	—

California Municipal Money Market Fund
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	29,040	421
Ordinary Income*	69	—
Long-Term Capital Gains	47	—
Total	29,156	421
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,173,571
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $1,231,905,000 and sales were $802,194,000, resulting in net realized gain (loss) of $0.
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Intermediate-Term Tax-Exempt Fund Investor Shares	-6.92%	1.35%	1.93%	$12,102
Bloomberg Municipal CA Intermediate Bond Index	-6.30	1.35	1.76	11,911
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Intermediate-Term Tax-Exempt Fund Admiral Shares	-6.85%	1.43%	2.01%	$61,022
Bloomberg Municipal CA Intermediate Bond Index	-6.30	1.35	1.76	59,557
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	60,804
See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	6.7%
1 - 3 Years	10.5
3 - 5 Years	10.2
5 - 10 Years	28.2
10 - 20 Years	43.0
20 - 30 Years	1.1
Over 30 Years	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.8%)
California (98.8%)
	91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	102
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,010
	ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,009
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	377
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	411
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	525
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	701
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,195
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,022
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,457
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,530	1,675
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	513
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	538
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	779
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,038
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,745
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,704
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,115
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,465
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,283
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,839
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,323
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	23,943
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	7,729
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	100	90
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,594
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	21,101
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,813
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	234
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	13,998
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,379
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,222
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,293
	Alameda County CA Fremont Unified School District GO	4.000%	8/1/43	7,790	7,725
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	526
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	367
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	545
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	502
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	742
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	520
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,049
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	854
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,379
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	813
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,351
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,249

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,911
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	184
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	994
[1]	Alvord Unified School District GO	5.000%	8/1/23	530	538
[1,4]	Alvord Unified School District GO	5.900%	2/1/24	2,620	2,675
[1]	Alvord Unified School District GO	5.000%	8/1/24	650	673
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,420
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,526
[1]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,687
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,156
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,932
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,548
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,368
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,542
[1,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,049
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,175	1,227
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,175	3,452
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	500	531
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,933
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	500	531
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,438
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,575
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,198
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	863
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,916
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	847
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,218
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,924
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,281
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,313
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,050
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	3,000
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,361
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	675
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,045
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,493
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	175	186
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	4,590
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/34	5,500	3,412
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	664
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	385
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,968
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,442
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,337
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,514
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,292

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,150
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,917
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,454
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	4,870	5,039
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	2,950	3,052
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,492
[2]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,145
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	750
	Antelope Valley Community College District GO	0.000%	8/1/32	1,345	921
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,225
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,800
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	213
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,195
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	90
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	106
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	106
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	158
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	105
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	183
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	180
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	284
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	294
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	383
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	372
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	14,231
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,452
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	938
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,410
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,812
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	32,456
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	48,908
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,055	18,878
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	26,250	25,716
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,635	2,608
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	42,145	38,924
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,044
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	7,920
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	7,713
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.200%	4/1/56	10,000	9,751
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.310%	8/1/47	11,000	10,681
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.800%	4/1/45	4,350	4,352
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.800%	4/1/56	19,000	19,011
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	3.000%	4/1/45	6,100	6,146
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,192
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,785
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/29	1,555	1,754
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/30	1,895	2,168
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/31	2,010	2,317
[6]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/32	1,000	1,164
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	741
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,088
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	800	870
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,086
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,580
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	1,000	979
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	897
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,538

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,445
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,443
	Berkeley CA GO	3.000%	9/1/31	1,030	1,019
	Berkeley CA GO	3.000%	9/1/34	415	394
	Berkeley CA GO	3.000%	9/1/36	610	553
	Berryessa Union School District GO	5.000%	8/1/34	500	582
	Berryessa Union School District GO	5.000%	8/1/35	1,150	1,319
	Berryessa Union School District GO	5.000%	8/1/36	1,130	1,285
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	387
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,565
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	72
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,425
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/24	1,000	1,040
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/25	1,445	1,503
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,079
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,469
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,289
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	779
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	529
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,727
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,011
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,116
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,238
[7]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	4,180	4,254
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,404
	Burlingame School District GO	3.000%	8/1/36	175	159
	Burlingame School District GO	3.000%	8/1/37	155	137
	Burlingame School District GO	3.000%	8/1/38	175	150
	Burlingame School District GO	3.000%	8/1/39	175	149
	Burlingame School District GO	3.000%	8/1/40	235	197
	Burlingame School District GO	3.000%	8/1/41	350	291
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	70,430	70,407
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	89,750	90,172
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	120,920	119,299
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	527
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	542
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	704
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,683
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,097
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	884
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	966
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	802
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,589
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,475
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	4,781
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	5,244
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	502
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,413
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,891
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	616
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	493
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	462
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	519
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	363
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,038

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	731
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	527
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	235
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	631
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	468
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,136
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	289
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	507
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	460
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	211
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,385
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	640
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	699
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	918
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	531
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,233
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	318
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	478
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,141
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	259
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	634
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	692
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	798
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	881
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	538
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	480
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,233
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	607
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	949
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	615	578
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	659
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,802
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	745
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	932
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,034
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,310	1,205
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	460
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	439
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	255
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	4,895
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,250
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,487
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,290
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,329
California Department of Water Resources Water Revenue	5.000%	12/1/30	4,000	4,698
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,105
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	56
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	7,750
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	10

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,285
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	570	632
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,253
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	935
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	133
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	1,911
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	203
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	187
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,597
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	898
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	117
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,514
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	819
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	507
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	276
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	118
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	609
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	763
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,046
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,032
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	265
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	993
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	207
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	752
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,378
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	331
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	333
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,365	1,445
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	479
California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	106
California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	200	204
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,146
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	528
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	489
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	980
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,080
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	604
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	538
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	931
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	102
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,392
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,048
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	485
California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,314
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,615
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	617
California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	839
California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,742

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	667
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	978
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,256
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,311
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	462
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,381
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,197
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,566
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	564
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	942
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	509
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,816
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	658
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,155	2,580
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,191
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	19,725	24,238
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	10,000	11,868
	California Educational Facilities Authority College & University Revenue, ETM	4.000%	1/1/23	1,800	1,802
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,467
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,735
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,485
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/23	250	252
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	314
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	763
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	660
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	307
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	603
California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	845	856
California GO	5.000%	2/1/23	5,240	5,263
California GO	5.000%	9/1/23	100	102
California GO	5.000%	9/1/23	40	40
California GO	5.000%	10/1/23	100	102
California GO	5.000%	10/1/23	1,305	1,333
California GO	5.000%	11/1/23	2,280	2,334
California GO	5.000%	4/1/24	2,500	2,585
California GO	5.000%	8/1/24	1,025	1,068
California GO	5.000%	9/1/24	1,150	1,201
California GO	5.000%	9/1/24	60	60
California GO	5.000%	11/1/24	2,255	2,364
California GO	5.500%	2/1/25	8,575	9,118
California GO	4.000%	3/1/25	1,485	1,534
California GO	5.000%	3/1/25	1,735	1,830
California GO	5.000%	4/1/25	38,625	40,818
California GO	5.000%	8/1/25	150	160
California GO	5.000%	8/1/25	1,665	1,772
California GO	5.000%	8/1/25	10,185	10,841
California GO	5.000%	8/1/25	12,430	13,231
California GO	5.000%	9/1/25	4,895	5,219
California GO	5.000%	9/1/25	25	25
California GO	4.000%	10/1/25	100	104
California GO	5.000%	10/1/25	345	361
California GO	5.000%	11/1/25	7,205	7,546
California GO	5.000%	3/1/26	11,030	11,628
California GO	5.000%	4/1/26	5,000	5,395
California GO	5.000%	4/1/26	2,620	2,827
California GO	5.000%	8/1/26	15,300	16,617
California GO	5.000%	8/1/26	20,695	22,477
California GO	5.000%	8/1/26	21,110	22,928
California GO	5.000%	8/1/26	20,000	21,722
California GO	5.000%	9/1/26	720	783
California GO	5.000%	9/1/26	2,700	2,877
California GO	5.000%	9/1/26	5,540	6,027
California GO	5.000%	9/1/26	100	109
California GO	5.000%	10/1/26	16,445	17,919
California GO	5.000%	10/1/26	1,385	1,509
California GO	5.000%	10/1/26	10,040	10,831
California GO	4.000%	11/1/26	2,540	2,678
California GO	5.000%	11/1/26	4,705	5,135
California GO	5.000%	11/1/26	9,160	9,997
California GO	5.000%	4/1/27	8,575	9,425
California GO	3.500%	8/1/27	16,345	16,834
California GO	5.000%	8/1/27	3,315	3,599
California GO	5.000%	8/1/27	10,515	11,414

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/27	3,160	3,360
	California GO	5.000%	8/1/27	225	249
	California GO	4.000%	9/1/27	5,745	6,117
	California GO	5.000%	10/1/27	8,095	8,983
	California GO	5.000%	10/1/27	8,280	8,926
	California GO	5.000%	11/1/27	100	111
	California GO	5.000%	11/1/27	5,175	5,752
	California GO	5.000%	11/1/27	25,135	27,936
	California GO	5.000%	12/1/27	12,240	13,625
	California GO	5.000%	4/1/28	10,185	11,395
	California GO	5.000%	8/1/28	1,905	2,067
	California GO	5.000%	8/1/28	6,510	6,919
	California GO	5.000%	8/1/28	20,355	22,484
	California GO	4.000%	9/1/28	7,000	7,336
	California GO	4.000%	9/1/28	5,805	6,223
	California GO	5.000%	9/1/28	17,715	19,253
	California GO	5.000%	9/1/28	4,500	5,072
	California GO	5.000%	10/1/28	15,000	16,931
	California GO	5.000%	11/1/28	12,375	13,732
	California GO	5.000%	11/1/28	4,165	4,708
	California GO	5.000%	11/1/28	20,000	22,607
	California GO	5.000%	12/1/28	7,750	8,773
	California GO	5.000%	4/1/29	10,000	11,384
	California GO	5.000%	5/1/29	17,945	18,558
	California GO	5.000%	8/1/29	10,840	11,752
	California GO	5.000%	8/1/29	44,340	48,071
	California GO	4.000%	9/1/29	7,755	8,373
	California GO	5.000%	9/1/29	3,225	3,502
	California GO	5.000%	9/1/29	9,425	10,235
	California GO	5.000%	9/1/29	4,500	5,159
	California GO	5.000%	10/1/29	18,695	20,130
	California GO	5.000%	10/1/29	7,855	8,860
	California GO	5.000%	10/1/29	5,000	5,740
	California GO	5.000%	12/1/29	3,500	4,029
	California GO	5.000%	3/1/30	250	263
	California GO	5.000%	4/1/30	6,240	7,204
	California GO	5.000%	4/1/30	1,200	1,385
	California GO	5.000%	8/1/30	19,935	21,597
	California GO	5.000%	8/1/30	6,555	7,102
	California GO	5.000%	9/1/30	9,180	9,760
	California GO	5.000%	9/1/30	7,920	9,204
	California GO	5.000%	10/1/30	5,800	6,047
	California GO	5.000%	10/1/30	1,935	2,220
	California GO	4.000%	11/1/30	14,470	15,313
	California GO	5.000%	11/1/30	9,070	10,054
	California GO	5.000%	12/1/30	500	583
	California GO	5.000%	4/1/31	12,445	14,571
	California GO	5.000%	4/1/31	10,000	11,708
	California GO	5.000%	8/1/31	10,015	10,504
	California GO	5.000%	8/1/31	22,300	24,174
	California GO	5.250%	8/1/31	5,755	6,136
	California GO	5.000%	9/1/31	5,655	6,140
	California GO	5.000%	9/1/31	5,455	6,420
	California GO	5.000%	9/1/31	9,450	11,121
	California GO	5.000%	10/1/31	9,105	10,416
[9]	California GO	4.000%	11/1/31	15,000	15,813
	California GO	5.000%	11/1/31	1,705	1,887
	California GO	5.000%	11/1/31	2,315	2,695
	California GO	5.000%	11/1/31	4,000	4,657
	California GO	5.000%	11/1/31	4,000	4,717
	California GO	5.000%	12/1/31	1,000	1,080
	California GO	5.000%	3/1/32	1,000	1,151
	California GO	5.000%	4/1/32	15,025	17,805
	California GO	5.000%	4/1/32	6,620	7,845
	California GO	4.000%	8/1/32	545	566
	California GO	5.000%	8/1/32	5,000	5,293
[1]	California GO	5.250%	8/1/32	19,680	23,752
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.250%	8/1/32	2,025	2,157
California GO	4.000%	9/1/32	590	614
California GO	5.000%	9/1/32	15,110	16,405
California GO	5.000%	9/1/32	6,000	7,040
California GO	5.000%	9/1/32	2,750	3,274
California GO	5.000%	10/1/32	22,325	23,235
California GO	5.000%	10/1/32	14,000	16,321
California GO	4.000%	11/1/32	12,175	12,802
California GO	5.000%	11/1/32	7,080	7,951
California GO	5.000%	12/1/32	1,000	1,080
California GO	5.000%	3/1/33	4,395	4,609
California GO	5.000%	3/1/33	2,500	2,862
California GO	5.000%	4/1/33	180	204
California GO	5.000%	4/1/33	13,000	13,377
California GO	5.000%	4/1/33	2,405	2,839
California GO	4.000%	8/1/33	15,190	15,752
California GO	5.000%	8/1/33	1,270	1,369
California GO	5.000%	8/1/33	3,495	3,621
California GO	5.000%	8/1/33	515	566
California GO	4.000%	9/1/33	750	778
California GO	5.000%	9/1/33	25,075	27,072
California GO	5.000%	9/1/33	7,040	8,341
California GO	3.000%	10/1/33	2,150	2,060
California GO	4.000%	10/1/33	1,500	1,608
California GO	5.000%	10/1/33	7,000	7,202
California GO	3.000%	11/1/33	5,000	4,784
California GO	4.000%	11/1/33	12,500	13,096
California GO	5.000%	3/1/34	4,000	4,556
California GO	4.000%	8/1/34	18,290	18,869
California GO	5.000%	8/1/34	5,160	5,639
California GO	4.000%	9/1/34	3,400	3,508
California GO	4.000%	9/1/34	26,130	26,963
California GO	5.000%	9/1/34	1,190	1,257
California GO	5.000%	9/1/34	21,075	22,660
California GO	5.000%	9/1/34	5,700	6,701
California GO	3.000%	10/1/34	1,150	1,070
California GO	4.000%	10/1/34	1,400	1,483
California GO	5.000%	10/1/34	9,200	9,556
California GO	4.000%	11/1/34	10,895	11,336
California GO	5.000%	11/1/34	4,000	4,579
California GO	5.000%	12/1/34	5,000	5,728
California GO	5.000%	3/1/35	12,440	14,082
California GO	5.000%	4/1/35	40,260	41,407
California GO	5.000%	4/1/35	7,865	9,158
California GO	5.000%	4/1/35	15,365	17,059
California GO	3.500%	8/1/35	1,185	1,171
California GO	5.000%	8/1/35	9,015	9,648
California GO	5.000%	8/1/35	11,500	12,095
California GO	5.000%	9/1/35	5,000	5,357
California GO	5.000%	9/1/35	3,850	4,497
California GO	3.000%	10/1/35	9,185	8,424
California GO	5.000%	10/1/35	16,640	17,700
California GO	3.000%	11/1/35	1,280	1,174
California GO	4.000%	11/1/35	2,610	2,727
California GO	5.000%	11/1/35	1,000	1,092
California GO	5.000%	11/1/35	3,810	4,159
California GO	5.000%	11/1/35	4,000	4,556
California GO	5.000%	12/1/35	7,220	8,231
California GO	4.000%	3/1/36	27,355	28,353
California GO	5.000%	4/1/36	140	155
California GO	5.000%	4/1/36	16,375	16,839
California GO	5.000%	8/1/36	2,965	3,164
California GO	5.000%	9/1/36	10,705	11,436
California GO	5.000%	9/1/36	4,070	4,688
California GO	5.000%	9/1/36	7,655	8,817
California GO	3.000%	10/1/36	9,000	8,151
California GO	4.000%	10/1/36	5,550	5,781

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/36	4,180	4,522
California GO	5.000%	12/1/36	5,350	6,029
California GO	4.000%	3/1/37	20,500	21,067
California GO	5.000%	4/1/37	21,895	22,513
California GO	5.000%	9/1/37	370	395
California GO	3.000%	10/1/37	8,250	7,368
California GO	4.000%	10/1/37	8,655	8,944
California GO	4.000%	10/1/37	6,125	6,319
California GO	4.000%	10/1/37	5,000	5,158
California GO	5.000%	10/1/37	26,580	30,250
California GO	4.000%	11/1/37	5,200	5,355
California GO	5.000%	11/1/37	7,000	7,677
California GO	5.000%	11/1/37	10,050	10,870
California GO	5.000%	11/1/37	9,730	11,214
California GO	4.550%	12/1/37	1,000	1,069
California GO	4.000%	3/1/38	19,120	19,605
California GO	5.000%	4/1/38	1,235	1,358
California GO	5.000%	4/1/38	10,115	10,398
California GO	4.000%	11/1/38	9,000	9,248
California GO	5.000%	9/1/39	7,120	8,120
California GO	4.000%	10/1/39	14,145	14,433
California GO	4.000%	10/1/39	1,685	1,726
California GO	4.000%	11/1/39	6,125	6,267
California GO	5.000%	11/1/39	7,870	8,582
California GO	4.000%	3/1/40	11,035	11,239
California GO	3.000%	11/1/40	2,350	2,008
California GO	4.000%	11/1/40	2,890	2,947
California GO	4.000%	10/1/41	31,925	32,439
California GO	3.000%	11/1/41	1,375	1,158
California GO	5.000%	4/1/42	5,000	5,344
California GO	4.000%	9/1/42	4,610	4,689
California GO	5.000%	9/1/42	21,970	24,749
California GO	4.750%	12/1/42	2,250	2,384
California GO	2.375%	10/1/46	2,500	1,724
California GO	5.500%	12/1/52	5,000	5,323
California GO, Prere.	5.000%	10/1/26	45	48
California GO, Prere.	5.000%	10/1/35	860	925
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	692
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	308
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	339
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	345
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,857
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,553
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,066
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,380
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	329
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	885
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,175	1,224
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,415
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,735
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	464
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	527
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,751
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	442
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	144
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	796
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	3,772
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,056
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,336
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,070

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	791
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	441
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,805
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	250	271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	7,448
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,347
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,319
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	299
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	395
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	165
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,125	1,250
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	265	292
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	500	551
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,095
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	515
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,133
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,500	1,526
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	554
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	931
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	350	391
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	783
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,342
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	956
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	591
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	904
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	482
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,073
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	965

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	180
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	7,731
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	939
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,796
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,629
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,301
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	95	96
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,062
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	202
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	1,839
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,142
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,128
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,231
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	500	576
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	709
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,279
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,264
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,537
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,183
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,112
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,657
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	921
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,379
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,334
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,147
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,130
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	868
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	694
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,363
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	911
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,232
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	2,713
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,793

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,040	3,300
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	9,034
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,885
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,400
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	388
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	513
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,436
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,307
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,415
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,090
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	2,702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,940
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,742
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	648
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,171
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,470
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	437
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,662
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,742
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	835
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,089
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	825
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,534
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	2,022
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,265
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,780
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,037
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	920
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	435	467
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,307

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	714
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,749
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,148
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,914
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,700	3,626
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	500	533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	8,034
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,517
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,379
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	5,356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	578
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,627
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,143
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	10,675	10,358
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,362
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,227
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,451
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,267
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,860
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,565
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,100
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	818
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	11,972
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,398
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,283
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	30,034
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	10,460	11,093

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	815
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	4,371
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,398
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,171
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	20,000	20,115
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	365
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,519
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	1,858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,785	9,285
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	1,000	810
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	502
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	2,508
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	782
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,165
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,457
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	7,465	7,036
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	727
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,890	4,897
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	679
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	17,390	19,082
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,405
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,675	1,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	5,175	4,791
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	723
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	231
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,605	12,591
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	510
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,990
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,776
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	15,235	16,119
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	25,235	27,594
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	24,375	27,658
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/39	23,315	24,858
[8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.100%	12/1/22	31,000	31,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	100	101

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	6,690	6,786
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	61
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	21
California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	44,390	43,087
California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,403	7,187
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	61,091	59,959
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	53,152	47,932
California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	47,942	41,397
California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,056	4,302
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	566
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	561
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	506
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	608
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	507
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	866
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	813
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	567
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,678
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	835
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,732
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,842
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,715
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,511
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	18,849
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	60
[5]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	2.250%	11/15/25	2,500	2,463
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,192
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	798
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,179
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,318
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,225
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,191
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,053
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	535
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	587
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	548
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,257
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	643
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,919

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,737
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,006
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	729
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,099
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,739
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,491
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,372
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,937
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,815	2,852
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	254
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	630
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	858
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	926
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,903
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	904
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	640
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,001
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,075
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,804
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,703
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,650	1,610
California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,115	4,115
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,642
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	128
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	11,560	10,717
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,162
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,337
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,595	13,083
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,432
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,526
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,329
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,401
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,614
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,905	8,520
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	13,751
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,690
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,812
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,199
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,098
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	42,532
[8]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	2,465	2,421
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,289
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	633
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	345
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,654
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,339
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	423
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	386

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	283
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	571
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	670
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,199
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,055
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	318
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	570
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	643
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,058
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	314
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	754
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	685
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,232
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,014
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,794
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,276
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	703
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	516
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	746
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	914
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,154
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,083
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	554
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	779
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	612
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	530
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	861
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	478
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	562
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	337
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	829
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	620
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	238
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	594
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	339
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,074
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,272
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	237
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	732
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	898
California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	117
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,260
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	811
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	898
California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	116
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	472
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	798
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,207

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	144
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	600
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,278
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	805
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,084
California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	152
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,154
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	234
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	656
California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,023
California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	164
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	779
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,295
California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,083
California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	859
California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,043
California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	158
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	594
California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	648
California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	378
California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,077
California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	878
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	894
California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	552
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	597
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	534
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	970	726
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,491
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,954
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,319
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	568
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	838
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,476
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,013
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	49
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,512
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,124
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,872
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,026
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	444
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,752
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,428
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,539
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,134
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,031
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	845	901
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	99

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,374
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	104
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,573
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,039
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	516
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	99
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	1,714
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	749
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,972
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,048
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	360	367
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	719
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,055
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	237
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,443
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,557
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,696
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	506
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	884
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,606
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,394
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,307
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	600	649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,051
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	809
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,652
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,574
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,056
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,051
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	2,028
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	3,844
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	550	602
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	942
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,382
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,092
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,564
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,074
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,442
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,609
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,637
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,864
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,088
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,065
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,802

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,669
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	5,545	5,754
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,848
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,951
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	176
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,767
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	1,758
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,654
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,096
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,820	2,753
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	3,000	2,902
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	226
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,757
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	90
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,411
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	542
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	266
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	678
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,030
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,573
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,512
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,602
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/29	275	296
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/30	210	228
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/32	450	493
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.000%	11/1/33	1,200	1,307
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/34	1,000	1,104
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/36	1,300	1,421
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	2/1/23	1,000	1,004
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,650
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,844
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	4,034
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,244
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,207
	California Municipal Finance Authority Industrial Revenue VRDO	0.650%	12/1/22	11,825	11,825
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,558
[2]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,907
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/23	470	478
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	508
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	540
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	283
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	301
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	212
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	224

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	220	236
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	173
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	235
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	243
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	254
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	256
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	197
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	765	692
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,256
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	404
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	405
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	755
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,473
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	521
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,615
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	603
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	422
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	1,982
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,070
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	534
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,497
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,594
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	432
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,547
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,033
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,573
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	546
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,130
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	660
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,020
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,078
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	3,933
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	554
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	514
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,377
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,486
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,476
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,466
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,029
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,302
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,280
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,563
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,245	11,626
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,672
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,317
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	943
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	494
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,412

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	534
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	152
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,049
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,189
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	630
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	970
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	519
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,810
[8]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	1.100%	12/1/22	8,640	8,640
[1,8,10]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	2.050%	12/1/22	2,405	2,405
	California Municipal Finance Authority Resource Recovery Revenue (Chevron USA Inc. Project) VRDO	0.780%	12/1/22	17,450	17,450
[8]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	9,199
[8,10]	California Municipal Finance Authority Transit Revenue TOB VRDO	1.980%	12/1/22	4,000	4,000
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,478
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	4,080
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,353
[8]	California Pollution Control Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/39	1,630	1,552
[8,10]	California Property Tax Revenue TOB VRDO	2.020%	12/7/22	4,040	4,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	292
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	507
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	389
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	451
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	650	657
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	456
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	830	839
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	459
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	1,960	1,979
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	472
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	730	735
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	2,500	2,300
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	529
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	522
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	556
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,367
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,538
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,657
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	659
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,340
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,419
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,516
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,797
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	3,450	3,203
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	1,710	1,661
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	18,300	18,300

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	5,025	5,025
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	15,000	3,662
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	636
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	101
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	440
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	733
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	661
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	133
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	466
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	927
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	687
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	103
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	392
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	1,012
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	717
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	109
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	263
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	115
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	546
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,148
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	770
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	169
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	288
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,187
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	950	947
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	349
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	308
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	730	749
[8]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	316
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	861
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	308
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	359
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	246
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,366
[8]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	596
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	461
[8]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	875	826
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	472
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	497
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	522
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	325	303
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,087
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	422
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,433
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,019
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	638
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,236

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	468
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	2,125	1,941
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	94
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	215
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	348
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	326
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	154
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	156
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	167
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	199
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,017
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,051
[8]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,726
[8]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,313
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	102
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	216
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	220	229
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	200	209
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	105
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	106
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	106
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,442
[8]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	76
[8]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	104
[8]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	27
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	27
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	205	217
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	167
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	241
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	227
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	276
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	606
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	797
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	962
[8]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/31	1,000	902
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/25	50	52
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,195
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	3,320	3,357
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,354
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,399
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,162
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,562
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,043

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,328
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,063
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,285
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,626
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,725
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,890
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	7,070
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,502
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,415
California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	486
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	7,519
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,386
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	4,880
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	5,603
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	4,000	4,495
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	15,315
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	27,031
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,737
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,239
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	15,714
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	13,558
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	13,310	15,335
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,667
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,318
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	10,500	12,195
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	16,200	18,966
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	9,890	11,652
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,199
[1]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,039
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,080
	California State Public Works Board Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,343
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,189
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	16,482
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,221
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,242
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	547
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,176
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	289
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,134
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,799
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	8,706
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	19,802
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/34	670	721
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,206
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	2,864
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	25,459
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,722
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,613

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,796
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,891
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,464
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,681
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,630
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,968
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	17,652
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,131
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,625
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/31	1,000	1,175
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,050
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,057
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/32	1,275	1,496
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,988
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,197
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,194
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,523
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,259
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	698
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	641
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	926
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,145
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,013
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,522
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	758
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	850	904
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,149
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,265	1,396
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	3,720	4,180
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,495	1,709
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	2,785	3,234
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	5,125	6,038
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	9,395	11,061
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	7,265	8,547
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	10,445	12,125
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	3,120	3,574

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,088
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	3,230	3,658
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,086
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,428
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,586
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,517
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	4,500	4,571
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,459
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,557
California State University College & University Revenue	5.000%	11/1/23	1,500	1,535
California State University College & University Revenue	5.000%	11/1/26	1,400	1,524
California State University College & University Revenue	5.000%	11/1/27	2,155	2,300
California State University College & University Revenue	5.000%	11/1/28	2,635	2,811
California State University College & University Revenue	5.000%	11/1/28	500	565
California State University College & University Revenue	5.000%	11/1/30	1,300	1,400
California State University College & University Revenue	5.000%	11/1/30	600	691
California State University College & University Revenue	5.000%	11/1/31	10,080	10,736
California State University College & University Revenue	5.000%	11/1/31	8,350	9,011
California State University College & University Revenue	5.000%	11/1/31	400	461
California State University College & University Revenue	5.000%	11/1/32	6,180	6,767
California State University College & University Revenue	5.000%	11/1/32	5,335	5,732
California State University College & University Revenue	5.000%	11/1/33	6,270	6,847
California State University College & University Revenue	5.000%	11/1/33	10,155	10,874
California State University College & University Revenue	4.000%	11/1/34	665	697
California State University College & University Revenue	5.000%	11/1/34	5,000	5,435
California State University College & University Revenue	5.000%	11/1/34	8,560	9,518
California State University College & University Revenue	4.000%	11/1/35	580	604
California State University College & University Revenue	5.000%	11/1/35	8,000	8,643
California State University College & University Revenue	5.000%	11/1/35	13,205	13,910
California State University College & University Revenue	5.000%	11/1/35	5,000	5,521
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State University College & University Revenue	3.125%	11/1/36	100	94
California State University College & University Revenue	5.000%	11/1/36	1,435	1,543
California State University College & University Revenue	5.000%	11/1/36	3,050	3,222
California State University College & University Revenue	5.000%	11/1/36	10,555	11,574
California State University College & University Revenue	5.000%	11/1/37	3,895	4,178
California State University College & University Revenue	5.000%	11/1/37	10,465	11,418
California State University College & University Revenue	5.000%	11/1/38	5,495	5,981
California State University College & University Revenue	5.000%	11/1/39	1,725	1,893
California State University College & University Revenue	3.000%	11/1/40	1,720	1,475
California State University College & University Revenue	5.000%	11/1/41	14,815	15,493
California State University College & University Revenue PUT	1.600%	11/1/26	27,025	25,029
California State University College & University Revenue, Prere.	5.000%	11/1/24	80	84
California State University College & University Revenue, Prere.	5.000%	11/1/24	125	131
California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,148
California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	9,150
California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	12,279
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,330
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	6,445
California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	6,958
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,415
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,731
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,912
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,570
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,619
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	938
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	6,832
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	10,865
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	146
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	413
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	529

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	534
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	231
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,123
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	205
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	513
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	463
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	788
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	227
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	795
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	426
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	166
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	782
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	106
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	442
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,165
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	192
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,120	2,209
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/26	700	712
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,645	2,838
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,040	4,335
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,000	4,292
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,795	5,145
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,073
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,653
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	484
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	367
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	625
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	188
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,417
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,176
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	207
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,025
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	644
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	170
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,551
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	224

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,205	1,274
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,096
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	247
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,181
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,578
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	446
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,628
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,059
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	111
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	767
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	867
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,474
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	2,940	3,139
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	499
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,339
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,068
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	406
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,503
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,016
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	15,226
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,777
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,652
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,778
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	718
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	2,046
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,400	1,475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,465
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,025	1,114
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,167
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	920	967
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,626
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,392
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,674
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	255
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,815	1,968

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,349
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,625	1,703
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,215
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,080
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,517
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,815	1,895
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,057
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	349
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,751
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	732
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,677
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,545
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,529
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	914
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,342
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	618
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,016
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,559
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	706
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	748
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	175
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	634
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,033
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,028
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,405	1,294
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,999
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	3,100	3,000
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,945
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,804
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,331
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,524
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,065
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,089
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,000	1,907
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,146
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	567

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,053
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,050
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	900	890
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,110
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,292
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	304
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	315
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	347
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	621
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	741
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,057
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	20,109
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	19,235	20,429
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	15,670	17,780
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,090	11,449
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	240	272
[8,10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.000%	12/1/22	4,875	4,875
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	3,320	3,320
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	281
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,445	3,578
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,000	3,116
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,660	4,840
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,752
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,362
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,936
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,500	2,597
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	339
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,258
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,273
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,500	1,497
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,059
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,541

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,091
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,176
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,188
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,066
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	873
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,537
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,450
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,064
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,784
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,035
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.600%	1/15/36	1,800	1,791
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,030
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,014
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,004
[8]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,386
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,621
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,366
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,257
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,310
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,717
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,451
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,961
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,494
	Carlsbad Unified School District GO	6.125%	8/1/31	145	177
	Carlsbad Unified School District GO	4.000%	5/1/32	575	604
	Carlsbad Unified School District GO	4.000%	5/1/33	720	754
	Carlsbad Unified School District GO	3.000%	8/1/33	300	285
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlsbad Unified School District GO	4.000%	5/1/34	685	712
	Carlsbad Unified School District GO	3.000%	8/1/34	500	469
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,008
	Carlsbad Unified School District GO	3.000%	8/1/35	500	458
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,057
	Carlsbad Unified School District GO	3.000%	8/1/36	500	447
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,140
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,230
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,329
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	218
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	166
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	132
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	161
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	246
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	282
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	281
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	341
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	341
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	340
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	395
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,193
	Castro Valley Unified School District GO	4.000%	8/1/33	750	780
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	102
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	128
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	129
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	404
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	109
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	440

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	315
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	394
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,020
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,265
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	412
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	227
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	330
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	307
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	308
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	310
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	260
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	261
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	315
[2]	Center Unified School District GO	4.000%	8/1/34	210	218
[2]	Center Unified School District GO	3.000%	8/1/35	950	865
[2]	Center Unified School District GO	3.000%	8/1/36	535	477
[2]	Center Unified School District GO	3.000%	8/1/38	1,310	1,137
[2]	Center Unified School District GO	3.000%	8/1/40	600	505
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,489
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,474
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,454
[1]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	5,587
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Central Unified School District GO	0.000%	8/1/33	300	200
Central Unified School District GO	0.000%	8/1/34	300	191
Central Unified School District GO	0.000%	8/1/35	300	180
Central Unified School District GO	0.000%	8/1/36	235	134
Central Unified School District GO	0.000%	8/1/37	500	270
Cerritos Community College District GO	0.000%	8/1/23	500	492
Cerritos Community College District GO	4.000%	8/1/30	3,480	3,555
Cerritos Community College District GO	4.000%	8/1/32	2,260	2,299
Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	945
Chabot-Las Positas Community College District GO	4.000%	8/1/33	285	294
Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	598
Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,251
Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	645
Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,338
Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	635
Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,295
Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,535
Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	156
Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	4,872
Chaffey Joint Union High School District GO	0.000%	8/1/23	600	590
Chaffey Joint Union High School District GO	0.000%	8/1/24	500	477
Chaffey Joint Union High School District GO	0.000%	8/1/25	655	605
Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,269
Chaffey Joint Union High School District GO	0.000%	2/1/27	370	325
Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,628
Chaffey Joint Union High School District GO	0.000%	2/1/30	885	696
Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	695
Chaffey Joint Union High School District GO	0.000%	2/1/35	605	383
Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	570
Chaffey Joint Union High School District GO	0.000%	2/1/38	710	384
Chico CA Sewer Revenue	5.000%	12/1/25	500	532
Chico CA Sewer Revenue	5.000%	12/1/26	415	450
Chico CA Sewer Revenue	5.000%	12/1/27	450	496
Chico CA Sewer Revenue	5.000%	12/1/28	590	662
Chico CA Sewer Revenue	5.000%	12/1/29	435	494
Chico Unified School District GO	4.000%	8/1/28	300	318
Chico Unified School District GO	5.000%	8/1/29	210	223
Chico Unified School District GO	4.000%	8/1/30	300	320
Chico Unified School District GO	5.000%	8/1/31	425	449
Chico Unified School District GO	4.000%	8/1/32	280	297
Chico Unified School District GO	5.000%	8/1/32	385	407
Chico Unified School District GO	4.000%	8/1/33	300	316
Chico Unified School District GO	5.000%	8/1/33	750	791
Chico Unified School District GO	4.000%	8/1/34	500	524
Chico Unified School District GO	3.000%	8/1/38	900	761

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chico Unified School District GO	3.000%	8/1/39	765	636
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,229
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,191
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,450
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	699
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,054
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,238
[2]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,209
	Chino Valley Unified School District GO	0.000%	8/1/29	500	400
	Chino Valley Unified School District GO	0.000%	8/1/30	600	462
	Chino Valley Unified School District GO	0.000%	8/1/32	935	662
	Chino Valley Unified School District GO	5.000%	8/1/33	100	115
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	851
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	545
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	696
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,939
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	4,995
[7]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,019
[7]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,208
[2]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,196
[2]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,099
[2]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,509
[2]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,930
[2]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,083
[2]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,078
[2]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,332
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,354
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	400
[4]	Clovis Unified School District GO	0.000%	8/1/28	5,425	4,486
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,445
	Clovis Unified School District GO	0.000%	8/1/32	4,185	2,942
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,809
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,286
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,679
	Clovis Unified School District GO	5.250%	8/1/40	650	726
[1]	Coachella Valley Unified School District GO	0.000%	8/1/39	3,405	1,637
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,517
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,608
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,145
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,678
[1]	Coast Community College District GO	0.000%	8/1/28	2,900	2,436
	Coast Community College District GO	3.000%	8/1/38	2,500	2,213
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,312
	Coast Community College District GO, Prere.	4.000%	8/15/25	15	16
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,197
	Coast Community College District GO, Prere.	5.000%	8/15/25	55	59
[1]	Colton Joint Unified School District GO	5.000%	8/1/23	785	797
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	614
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,711
[2]	Compton CA Unified School District COP	4.000%	6/1/23	215	216
[2]	Compton CA Unified School District COP	4.000%	6/1/24	345	351
[2]	Compton CA Unified School District COP	5.000%	6/1/25	405	426
[2]	Compton CA Unified School District COP	5.000%	6/1/26	475	509
[2]	Compton CA Unified School District COP	5.000%	6/1/27	555	605
[2]	Compton CA Unified School District COP	5.000%	6/1/28	335	364
[2]	Compton CA Unified School District COP	5.000%	6/1/29	275	298
[2]	Compton CA Unified School District COP	5.000%	6/1/31	270	292
[2]	Compton CA Unified School District COP	5.000%	6/1/32	530	573
[2]	Compton CA Unified School District COP	4.000%	6/1/33	250	259
[2]	Compton CA Unified School District COP	4.000%	6/1/35	400	408
[2]	Compton CA Unified School District COP	4.000%	6/1/36	400	405
[2]	Compton CA Unified School District COP	4.000%	6/1/38	550	551
[2]	Compton CA Unified School District COP	4.000%	6/1/39	575	561
[2]	Compton CA Unified School District GO	5.000%	6/1/25	785	832
[2]	Compton CA Unified School District GO	5.000%	6/1/26	835	902
[2]	Compton CA Unified School District GO	5.000%	6/1/27	755	830
[2]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,253
[2]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,097
[2]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,301
[2]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,159
[2]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,082
[2]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	666
[1]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,452
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,853
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,105

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,079
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,520
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,831
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,461
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,210
	Contra Costa Community College District GO	5.000%	8/1/37	1,500	1,732
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	945
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,435
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	850
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,808
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,307
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	4,429
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,787
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,193
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,436
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,198
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	6,605
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	105
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,141
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,610
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,812
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	853
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,015
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	982
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,223
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,366
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,292
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,071
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	223
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,604
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,063
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	389
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,051
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,077
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	362
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	515
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	693
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	816
[2,8,10]	Cotati-Rohnert Park Unified School District GO TOB VRDO	2.000%	12/1/22	6,505	6,505
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,900	1,557
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	18,740	14,186
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,745	4,164
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,830	12,917
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	10,000	7,599
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,751
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,333
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,000	3,256
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	624
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	320
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	496
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	235
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	605
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	385
[8,10]	Culver City CA Unified School District GO TOB VRDO	0.800%	12/1/22	16,730	16,730
	Cupertino CA COP	4.000%	6/1/25	700	722
	Cupertino CA COP	4.000%	6/1/28	700	745
	Cupertino CA COP	4.000%	6/1/30	865	937
	Cupertino Union School District GO	5.000%	8/1/32	480	519
	Cupertino Union School District GO	5.000%	8/1/33	555	599
	Cupertino Union School District GO	5.000%	8/1/34	245	264
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	104
[1]	Davis Joint Unified School District COP	5.000%	8/1/25	3,600	3,816
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,269

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,053
[2]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,007
[2]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	5,136
[2]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,313
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,594
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,484
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,783
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	1,570	1,563
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,255	2,199
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	6,000	6,421
	Desert Community College District GO	4.000%	8/1/33	700	741
	Desert Community College District GO	4.000%	8/1/37	300	304
	Desert Community College District GO	4.000%	8/1/39	500	504
	Desert Community College District GO	4.000%	8/1/41	1,090	1,094
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,092
	Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,464
	Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,509
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	101
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	172
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	177
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	207
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	131
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	124
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	416
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	191
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	367
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	232
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	289
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	240
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	301
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	133
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	520
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	450
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	549
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	573
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	461
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,101
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,413
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	976
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	724
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,623
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,183
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,926
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,207
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,248
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,960
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,914
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,394
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,787
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,809
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,593
[2]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,223
[1]	East Side Union High School District GO	0.000%	8/1/27	300	257
[2]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,274
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,788
	East Side Union High School District GO	2.000%	8/1/29	7,880	7,252
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,295
	East Side Union High School District GO	2.000%	8/1/30	6,640	6,017
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	7,214
	East Side Union High School District GO	2.000%	8/1/31	6,970	6,161
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,853
	East Side Union High School District GO	2.000%	8/1/32	7,320	6,307
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,919
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,470
	East Side Union High School District GO	3.750%	8/1/35	250	250
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,581
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	331
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	343
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,590	2,802
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	460
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,763
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,376

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	5,167
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	521
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,139
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,048
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	3,953
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,788
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,108
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,346
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,480
	Eastern Municipal Water District Water Revenue VRDO	0.620%	12/1/22	9,350	9,350
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	6,569
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,184
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,407
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,186
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,110
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,982
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	691
	El Dorado Irrigation District COP	5.000%	3/1/31	445	508
	El Dorado Irrigation District COP	5.000%	3/1/32	340	387
	El Dorado Irrigation District COP	5.000%	3/1/33	325	368
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	8,715
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,381
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,464
	El Monte Union High School District GO	4.000%	6/1/31	100	105
	El Monte Union High School District GO	4.000%	6/1/32	185	193
	El Monte Union High School District GO	4.000%	6/1/33	285	296
	El Monte Union High School District GO	4.000%	6/1/34	345	356
	El Monte Union High School District GO	4.000%	6/1/35	400	410
	El Monte Union High School District GO	4.000%	6/1/36	705	717
	El Monte Union High School District GO	4.000%	6/1/38	725	730
	El Monte Union High School District GO	4.000%	6/1/39	1,030	1,035
	El Monte Union High School District GO	4.000%	6/1/41	1,740	1,726
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	780	879
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	770	896
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	500	575
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,113
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,189
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,933
[2]	Elk Grove Unified School District COP	3.000%	2/1/37	700	614
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,422
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,571
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,768
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,095
[8,10]	Elk Grove Unified School District GO TOB VRDO	0.800%	12/1/22	5,470	5,470
	Escondido CA GO	5.000%	9/1/23	2,030	2,068
	Escondido CA GO	5.000%	9/1/25	1,000	1,060
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,450
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	1,977
	Evergreen School District GO	4.000%	8/1/34	1,070	1,092
	Evergreen School District GO	4.000%	8/1/35	335	343
	Evergreen School District GO	4.000%	8/1/37	1,050	1,058
[11]	Fairfield CA COP	0.000%	4/1/34	940	605
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	545	521
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,045
	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	1,862
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,110
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,256
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,375
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,345
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,400
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,513
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,626	7,134
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,410	3,800
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,235	11,265
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	5,000	4,367
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,625	12,944
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	75
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,041
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	150
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	170

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	99
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,914
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	112
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	178
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	191
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	204
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	216
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	154
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	156
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	164
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	204
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	459
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	242
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	485
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	505
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	111
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,754
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	268
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,840
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	273
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,931
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	270
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	281
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	139
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	198
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	250
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	402
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	532
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	583
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,316
[4,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,236
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,622
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	576
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	8,563
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	932
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	1,940
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	879
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	850
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,616
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	709
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,264
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	714
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,377
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,820
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	358
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	600	628
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	700	739
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	415
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	477
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	801
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,243
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	3,776
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,390
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	8,081	8,052
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,632
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,101
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,091
[1,7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.625% coupon rate effective 1/15/24	0.000%	1/15/32	6,500	7,120
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,074
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	2,969
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,029
	Foster City CA GO	4.000%	8/1/32	275	288
	Foster City CA GO	3.000%	8/1/33	500	480
	Foster City CA GO	3.000%	8/1/34	600	571
	Foster City CA GO	3.000%	8/1/35	635	596
	Foster City CA GO	3.000%	8/1/38	950	840
	Foster City CA GO	3.000%	8/1/40	830	707
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,033

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,061
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	269
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	3,137
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	4,536
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	4,650
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	2,630	2,693
	Fremont CA Unified School District/Alameda County GO, Prere.	4.000%	8/1/24	3,105	3,180
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,056
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	2,956
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,017
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,114
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,826
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	398
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	427
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	1,600	1,690
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	459
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,780
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	491
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	418
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	1,495	1,645
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	448
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,127
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	453
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	814
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	494
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,319
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	520
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,632
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	553
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	565
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	515
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,648
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	561
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	562
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,194
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	659
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,278
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	586
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	620
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	546
	Fresno Unified School District GO	4.000%	8/1/28	385	408
	Fresno Unified School District GO	4.000%	8/1/29	550	583
	Fresno Unified School District GO	4.000%	8/1/30	570	602
	Fresno Unified School District GO	4.000%	8/1/31	485	512
	Fresno Unified School District GO	4.000%	8/1/32	385	406

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	3.000%	8/1/33	1,000	951
	Fresno Unified School District GO	4.000%	8/1/33	665	695
	Fresno Unified School District GO	3.000%	8/1/34	1,815	1,704
	Fresno Unified School District GO	4.000%	8/1/34	450	465
	Fresno Unified School District GO	3.000%	8/1/35	985	902
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,466
	Fresno Unified School District GO	4.000%	8/1/36	670	681
	Fresno Unified School District GO	3.000%	8/1/37	1,125	988
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,089
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,008
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,623
	Fresno Unified School District GO	5.000%	8/1/39	900	987
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,501
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,948
	Fresno Unified School District GO	5.000%	8/1/41	500	544
	Fresno Unified School District GO	5.000%	8/1/42	500	543
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,548
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,399
[2]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,395
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,437
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	869
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,159
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,236
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,321
	Gilroy Unified School District GO	4.000%	8/1/37	400	403
	Gilroy Unified School District GO	4.000%	8/1/38	485	486
	Gilroy Unified School District GO	4.000%	8/1/41	400	393
	Glendale CA Community College District GO	0.000%	8/1/24	235	224
	Glendale CA Community College District GO	0.000%	8/1/25	365	337
	Glendale CA Community College District GO	0.000%	8/1/26	360	321
	Glendale CA Community College District GO	0.000%	8/1/27	515	443
	Glendale CA Community College District GO	0.000%	8/1/28	780	646
	Glendale CA Community College District GO	0.000%	8/1/29	570	454
	Glendale CA Community College District GO	0.000%	8/1/30	910	695
	Glendale CA Community College District GO	0.000%	8/1/31	900	659
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	704
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,282
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,505
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,670
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,575
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,372
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,673
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/23	8,000	8,103
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/24	4,800	4,614
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	9,079
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,361
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	25,718
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,453
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	27,120
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	10,362
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,461
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,923
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,830
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,821
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	22,324
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,972
[3]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	3,764
[2,3]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,752
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,316
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,809
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,205
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,392
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,680

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,340
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,590
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	15,937
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	10,238
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	12,916
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,211
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	556
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	547
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,254
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,278
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	305
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,465
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	577
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	626
[1]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,506
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,732
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,540
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,522
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	649
	Hartnell CA Community College District GO	4.000%	8/1/37	600	604
	Hartnell CA Community College District GO	3.000%	8/1/38	380	339
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,479
	Hartnell CA Community College District GO	3.000%	8/1/40	635	548
	Hartnell Community College District GO	3.000%	8/1/45	1,215	980
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,132
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,278
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	569
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	957
[1]	Hayward Unified School District GO	0.000%	8/1/34	150	96
[2]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,877
[2]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,570
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,021
[2]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,380
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	832
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,666
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,568
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,023
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,058
[2]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,147
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,481
[2]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,362
[2]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,358
[2]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,327
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,606
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,412
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,168
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,130
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,379
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/35	585	619
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/36	1,360	1,435
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/37	1,000	1,051
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/38	1,000	1,048
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.000%	8/1/39	2,035	2,124
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/40	2,295	2,409
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/41	2,575	2,693
[6]	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/42	2,875	3,001
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	506
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	633
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	399
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	983
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,296
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	564

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	594
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	368
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,144
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,223
[1]	Hemet Unified School District GO	3.000%	8/1/34	1,330	1,225
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,388
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,465
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,639
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,805
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,905
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,040
[2]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/29	1,480	1,539
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,199
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	426
[1,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	470
[2]	Imperial Community College District GO	0.000%	8/1/23	250	245
[2]	Imperial Community College District GO	0.000%	8/1/24	500	476
[2]	Imperial Community College District GO	0.000%	8/1/25	725	667
[2]	Imperial Community College District GO	0.000%	8/1/26	1,005	893
[2]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,354
[2]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,554
[2]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,584
[4]	Imperial Community College District GO	0.000%	8/1/30	330	250
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	806
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	537
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	660
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,609
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/41	3,905	4,229
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/23	180	181
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	202
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	173
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	189
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	190
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	278
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	314
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	294
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	227
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	605
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,019
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	763
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	740
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,141
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,675
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	540
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,319
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,110
[2]	Inglewood Unified School District GO	4.000%	8/1/23	450	454
[2]	Inglewood Unified School District GO	4.000%	8/1/24	250	254
[2]	Inglewood Unified School District GO	4.000%	8/1/25	300	307
[2]	Inglewood Unified School District GO	4.000%	8/1/27	250	259
[2]	Inglewood Unified School District GO	5.000%	8/1/28	325	356
[2]	Inglewood Unified School District GO	5.000%	8/1/29	350	383
[2]	Inglewood Unified School District GO	5.000%	8/1/30	400	437
[2]	Inglewood Unified School District GO	5.000%	8/1/33	500	542

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Inglewood Unified School District GO	5.000%	8/1/34	600	650
[2]	Inglewood Unified School District GO	4.000%	8/1/35	500	508
[2]	Inglewood Unified School District GO	4.000%	8/1/37	260	258
[2]	Inglewood Unified School District GO	4.000%	8/1/38	505	501
[2]	Inglewood Unified School District GO	4.000%	8/1/39	750	735
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	200	203
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	400	402
	Irvine CA Special Assessment Revenue	5.000%	9/2/23	800	810
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	207
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	873
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	263
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	468
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	516
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	320
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	832
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	406
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,489
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	570
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	554
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,370
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	364
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,051
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	287
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	565	582
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	410
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	255
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	279
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	354
[2]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	504
[10]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	50,900	50,900
[8,10]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	2,800	2,800
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	3,964
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,025
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,406
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,072
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/33	1,000	1,083
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/34	2,000	2,161
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/35	2,500	2,687
	Irvine Ranch Water District Special Assessment Revenue	5.000%	2/1/36	2,665	2,853
	Irvine Ranch Water District Special Assessment Revenue	4.000%	10/1/40	2,390	2,402
[10]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.600%	12/1/22	25,680	25,680
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,165
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,259
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,372
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	160
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	557
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	388
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	406
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	215
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	210
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	374
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	472
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	551
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,138
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	433
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	529
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	261
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	362
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	276
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	535
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	258
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	232
[2]	Jefferson Union High School District COP	4.000%	8/1/23	150	151
[2]	Jefferson Union High School District COP	4.000%	8/1/29	90	96
[2]	Jefferson Union High School District COP	4.000%	8/1/30	100	107
[2]	Jefferson Union High School District COP	4.000%	8/1/31	150	161
[2]	Jefferson Union High School District COP	4.000%	8/1/32	100	107
[2]	Jefferson Union High School District COP	4.000%	8/1/33	150	157
[2]	Jefferson Union High School District COP	4.000%	8/1/34	100	103
[2]	Jefferson Union High School District COP	4.000%	8/1/35	355	361
[2]	Jefferson Union High School District COP	4.000%	8/1/36	640	646

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,009
[2]	Jefferson Union High School District GO	5.000%	8/1/24	875	909
	Jefferson Union High School District GO	4.000%	8/1/33	200	208
	Jefferson Union High School District GO	4.000%	8/1/34	125	129
	Jefferson Union High School District GO	3.000%	8/1/35	150	137
	Jefferson Union High School District GO	3.000%	8/1/36	250	226
	Jefferson Union High School District GO	3.000%	8/1/37	275	244
	Jefferson Union High School District GO	4.000%	8/1/38	365	368
	Jefferson Union High School District GO	4.000%	8/1/39	400	402
	Jefferson Union High School District GO	4.000%	8/1/40	300	299
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	149
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	151
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	202
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	99
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	98
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	163
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	347
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	125
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,387
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	737
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	642
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	819
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,821
[2]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	390
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,041
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,777
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,922
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	613
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,405
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,788
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,115	2,934
[2]	Kern Community College District COP	3.000%	6/1/33	500	484
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,279
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kern Community College District GO	4.000%	8/1/31	520	559
	Kern Community College District GO	4.000%	8/1/32	445	477
	Kern Community College District GO	4.000%	8/1/33	635	672
	Kern Community College District GO	5.250%	8/1/39	1,400	1,604
	Kern Community College District GO	5.250%	8/1/40	1,200	1,368
	Kern Community College District GO	5.250%	8/1/41	1,000	1,133
	La Canada Unified School District GO	4.000%	8/1/33	510	534
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,036
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	157
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	209
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	234
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	280
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	362
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	250
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	253
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	372
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	426
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	902
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,027
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,203
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	9/1/23	50	51
[1]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,298
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	25	26
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	466
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	442
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	449
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	631

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,400
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,169
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	855
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,906
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	966
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,073
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,282
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,226
	Liberty Union High School District GO	4.000%	8/1/30	750	785
	Liberty Union High School District GO	4.000%	8/1/31	565	591
	Liberty Union High School District GO	4.000%	8/1/32	250	263
	Liberty Union High School District GO	3.000%	8/1/35	670	614
	Liberty Union High School District GO	3.000%	8/1/36	750	677
	Liberty Union High School District GO	3.000%	8/1/37	825	733
	Liberty Union High School District GO	3.000%	8/1/38	900	789
	Liberty Union High School District GO	3.000%	8/1/39	1,000	851
	Liberty Union High School District GO	3.000%	8/1/40	1,000	826
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,359
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	454
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,166
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	579
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,072
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,133
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,404
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,806
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,650
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,750
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,410
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,779
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,334
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,255
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	451
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	104
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	363
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	677
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	230	240
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	336
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	496
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	533
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/29	525	579
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/31	575	633
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	792
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	768
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	653
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/24	1,080	1,086
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,144
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	801
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	624
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	497
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	377
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	638
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	435
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	260
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	218
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	698
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	723
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	875
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,466
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,072

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,509
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	967
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	780
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,413
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,474
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	775
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,259
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	150
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,227
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	3,718
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,200
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	12,905	14,339
[5]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	4.496%	11/15/26	16,845	16,406
[5]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	4.516%	11/1/41	10,010	9,614
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/25	200	211
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/25	545	576
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/26	250	269
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/26	400	430
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/27	175	192
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	300	334
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	355	402
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	270	310
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	400	464
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	225	261
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	576
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	572
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	568
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	654
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,123
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	393
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	834
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	556
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,103
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	568
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	699
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	550
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,091
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,102
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,957
[1]	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	6/1/27	230	252
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,345
[1]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,366
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,287
	Long Beach Community College District GO	4.000%	8/1/33	760	790
	Long Beach Community College District GO	4.000%	8/1/33	400	418
	Long Beach Community College District GO	4.000%	8/1/34	600	619
	Long Beach Community College District GO	4.000%	8/1/35	705	722
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,507
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,734
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,880
	Long Beach Community College District GO	3.000%	8/1/39	1,115	946
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,247
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,005
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	794
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	240
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	155
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	156
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	158
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	212
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	213
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	244

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	396
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	363
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	402
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	430
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,472
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,294
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,135
[11]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,263
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,064
	Long Beach Unified School District GO	3.000%	8/1/34	550	513
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,053
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,898
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,504
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,651
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	27
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	9,025
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,007
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,633
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,179
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,487
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	621
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	14,863
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	19,706
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,177
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,428
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,335
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	38,897
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	9,207
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	39,011
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	869
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,090
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,232
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,044
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	481
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	551
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	28,076
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	3,648
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,205
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,627
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,060	35,338
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,716
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	10,208
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,103
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,243
	Los Angeles CA Unified School District GO	5.000%	7/1/30	7,165	7,433
	Los Angeles CA Unified School District GO	4.000%	7/1/31	20,000	21,722
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	17,600
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,147
	Los Angeles CA Unified School District GO	3.000%	7/1/32	7,820	7,493
	Los Angeles CA Unified School District GO	4.000%	7/1/32	17,700	19,113
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,332
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,187
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,609
	Los Angeles CA Unified School District GO	5.000%	7/1/33	7,890	9,248
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	16,831
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,536
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,956
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,829
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,913
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,517
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,705
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,094
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,368
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	7,715
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,370

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,009
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,544
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,060
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,823
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,297
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,139
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	5,000	5,825
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,281
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,611
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,753
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,615
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,105
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,263
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,274
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,821
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,618
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,999
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,433
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	163
[8]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	1.100%	12/1/22	9,085	9,085
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,583
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,451
[8,10]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	1.950%	12/7/22	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	6,443
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	5,522
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,625
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,721
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	6,595
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	8,045
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,938
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	8,594
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,496
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,727
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,322
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,490
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,486
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,575
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,246
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,765
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,444
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	26,880
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,567
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,668
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,378
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,430
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,963
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,839
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	7,114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,807
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	2,220	2,293
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,286
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,885
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,897
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,392

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,710
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	8,142
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,238
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,837
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	4,058
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,121
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,123
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,275
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,039
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,134
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,082
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,152
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	898
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	6,548
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	160
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	1,959
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	945
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	7,435
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	995
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	6,585
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,283
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,039
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,257
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,078
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,301
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,128
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,335
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,179
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,174
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,237
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,013
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,354
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,292
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	2,041
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,794
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,352
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,693
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	9,637
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,418
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,905	2,140
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,135
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,589
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	817
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,109
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	1,038
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,000	1,147

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,250	1,472
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,000	1,160
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,280
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,757
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,779
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,651
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,572
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	4,602
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	7,726
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,914
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,920
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,030
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,011
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,620
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	619
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	85	92
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,131
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	1,832
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	70	77
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,109
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,229
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	85	95
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,136
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,249
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	70	80
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	740
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	422
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,010	1,156
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,183
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	340	385
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	945	1,106
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,428
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,595	7,504
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	930	1,077
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,000	1,175
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	115
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,955
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	250
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	9,687
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,785	2,060
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,107
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	262
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,364
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,153
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,098
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,024

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,987
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,578
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,437
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,299
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,005
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,612
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	906
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,600
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,670
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,838
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,329
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	1,250	1,417
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	7,601
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,459
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,404
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,509
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,599
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	8,107
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,258
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,682
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,777
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,781
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,476
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,831
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,931
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,130
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,785
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,358
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,023
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,890
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,937
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,772
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,042
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	4,000	4,195
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	535	592
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,500	1,659
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	535	601
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,247
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,500	3,999
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	500	579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,250	1,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	3,000	3,541
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	3,005	3,513
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,750
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,750	1,999
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	2,595	2,983
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,755	1,983

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,000	1,133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,998
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,500	7,718
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,837
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	24,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,355
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,540
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,303
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25,390	28,083
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,673
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,043
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.600%	12/1/22	27,705	27,705
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.680%	12/1/22	6,500	6,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	805
[6]	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,340	2,534
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,429
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,539
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	10,258
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,035
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,004
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	10,939
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	2,909
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,593
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,422
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	1,300	1,347
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,186
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	32,957
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,699
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	33,050	34,544
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,692
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	22,987
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,068
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	7,151
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,181
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	40,097
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,606
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,390
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	22,297
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,112
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,647
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	27,348
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	106
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,420
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,597

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,517
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	3,833
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,175	7,794
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,384
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.620%	12/1/22	3,600	3,600
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.670%	12/1/22	10,575	10,575
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.680%	12/1/22	35,700	35,700
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.680%	12/1/22	12,050	12,050
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.680%	12/1/22	17,275	17,275
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,484
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	1,886
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	483
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,305
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,911
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	5,488
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,559
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,294
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	6,028
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	7,000	7,926
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,784
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,277
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,886
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,832
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	260	287
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	11,167
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,720
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.600%	12/1/22	3,000	3,000
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.600%	12/1/22	27,325	27,325
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.650%	12/1/22	1,350	1,350
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.680%	12/1/22	27,550	27,550
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	145
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	8,684
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,334
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	1,918
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,366
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	8,250
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	8,884
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	13,743
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	4,554
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,333
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	10,948
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,622
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	3,502
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,141
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,556
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	4,369
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,154

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,476
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	938
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,550
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	10,725
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,048
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	8,255	8,392
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,390
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	10,214
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,693
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,963
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,965
Los Angeles Unified School District GO	5.000%	7/1/37	1,000	1,083
Los Angeles Unified School District GO	5.000%	7/1/37	3,000	3,450
Los Angeles Unified School District GO	5.000%	7/1/38	4,000	4,321
Los Angeles Unified School District GO	5.000%	7/1/38	2,480	2,841
Los Angeles Unified School District GO	4.000%	7/1/39	10,000	10,174
Los Angeles Unified School District GO	5.000%	7/1/39	3,750	4,275
Los Angeles Unified School District GO	4.000%	7/1/40	4,050	4,095
Los Angeles Unified School District GO	5.000%	7/1/40	1,500	1,699
Los Angeles Unified School District GO	4.000%	7/1/41	5,465	5,489
Los Angeles Unified School District GO	5.000%	7/1/41	1,335	1,505
Los Angeles Unified School District GO	5.000%	7/1/42	3,000	3,371
Los Rios Community College District GO	5.000%	8/1/27	1,100	1,213
Los Rios Community College District GO	5.000%	8/1/30	1,140	1,256
Los Rios Community College District GO	4.000%	8/1/31	3,080	3,223
Los Rios Community College District GO	4.000%	8/1/32	3,135	3,266
Los Rios Community College District GO	3.000%	8/1/35	1,035	925
Los Rios Community College District GO	4.000%	8/1/35	250	256
Los Rios Community College District GO	4.000%	8/1/36	700	712
Los Rios Community College District GO	4.000%	8/1/37	525	531
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Rios Community College District GO	4.000%	8/1/38	610	613
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,111
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,119
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,119
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,934
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	279
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	397
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	372
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	345
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	574
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,106
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,052
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,052
	Marin Community College District GO, Prere.	4.000%	8/1/27	450	478
	Marin Community College District GO, Prere.	4.000%	8/1/27	800	850
	Marin Community College District GO, Prere.	4.000%	8/1/27	7,660	8,142
	Marin Community College District GO, Prere.	4.000%	8/1/27	2,945	3,130
	Marin Community College District GO, Prere.	4.000%	8/1/27	1,900	2,020
	Marin Community College District GO, Prere.	4.000%	8/1/27	3,030	3,221
	Marin Healthcare District GO	5.000%	8/1/28	435	461
	Marin Healthcare District GO	5.000%	8/1/30	520	551
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,059
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,957
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,426
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,345
	Marin Municipal Water District Water Revenue	3.000%	6/15/23	2,325	2,331
	Marin Municipal Water District Water Revenue	4.000%	6/15/25	2,495	2,573
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,696
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,154
	Marin Municipal Water District Water Revenue	5.000%	6/15/29	2,980	3,360
[2]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,170
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	405
	Menifee Union School District GO	4.000%	8/1/29	165	176
	Menifee Union School District GO	4.000%	8/1/30	200	215
	Menifee Union School District GO	4.000%	8/1/32	250	268
[1]	Menifee Union School District GO	4.000%	8/1/34	350	365
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	476
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	726

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,097
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,328
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	425
	Mesa Water District COP	5.000%	3/15/28	400	444
	Mesa Water District COP	5.000%	3/15/29	335	378
	Mesa Water District COP	5.000%	3/15/31	250	286
	Mesa Water District COP	5.000%	3/15/32	350	400
	Mesa Water District COP	5.000%	3/15/33	350	399
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	3,325	3,529
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,959
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,905
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,240
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	3,016
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,860
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,500	1,764
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	2,000	2,391
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/32	1,000	1,207
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,700
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,760
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,347
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/36	1,250	1,459
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	1,200	1,391
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,794
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,490
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,949
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,134
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	9,170	10,311
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,132
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	1,948
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	11,567
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,283
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	1,938
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,612
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,379
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,620
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,749
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,483
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,569
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,483
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,565
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,953
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,354
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,567
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,180
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	695
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	638
[4]	Montebello Unified School District GO	0.000%	8/1/26	1,000	887
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,665
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,332
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,111
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	738
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	787
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	882

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	983
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,079
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,263
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,472
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	965
[2]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	260
[2]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	475
[2]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	369
[2]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	328
[2]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,482
[2]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	822
[2]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,599
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,339
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,532
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,396
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	418
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	208
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,262
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,857
[7]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,255
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,341
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,415
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/22	180	180
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/23	320	322
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	504
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	352
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	303
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	379
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	455
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	480
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	229
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	591
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	355
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	614
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	424
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	420
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	337
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	306
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	329
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,011
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	317
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	301
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	299
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	272
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,400	1,363
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	341
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,127
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,484
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,413
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	551
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	383
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	490
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,319

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	279
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	534
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,035
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,318
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,267
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	620	687
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	185	205
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	295	327
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	15,937
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	14,033
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	13,765	17,019
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	12,935	15,677
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,050	18,241
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	21,937
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	859
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,486
[1]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	358
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	738
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,475
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,711
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	320
[1]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	300	316
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,419
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,810
	Napa Valley Unified School District GO	5.000%	8/1/31	205	221
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	3,890
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,440
[1]	Natomas Unified School District GO	3.000%	8/1/39	1,040	885
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,385
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	598
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,444
	New Haven Unified School District GO	4.000%	8/1/29	100	106
	New Haven Unified School District GO	4.000%	8/1/30	100	106
	New Haven Unified School District GO	4.000%	8/1/31	100	106
	New Haven Unified School District GO	4.000%	8/1/32	100	105
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Haven Unified School District GO	4.000%	8/1/35	325	333
	New Haven Unified School District GO	4.000%	8/1/36	155	158
	New Haven Unified School District GO	4.000%	8/1/37	300	303
	New Haven Unified School District GO	4.000%	8/1/38	805	808
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	2,944
[2]	Newark CA Unified School District GO	4.000%	8/1/34	1,310	1,376
[2]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,159
[2]	Newark CA Unified School District GO	4.000%	8/1/38	885	892
[2]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	996
[2]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	978
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,277
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,756
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,345
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,128
[4]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	3,965
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,096
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,293
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,430
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	528
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,738
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,913
[2]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	882
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	600	681
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,126
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	280	291
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	452
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,105
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	941
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,571
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	217
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	844
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	271
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	740

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,775	3,174
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	537
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,273
[2]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,173
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	536
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,202
	North Orange County CA Community College District GO	4.000%	8/1/33	375	395
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,586
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,885
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,888
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	101,290	101,626
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/29	3,350	3,825
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	3,000	3,477
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	3,000	3,521
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,070
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	389
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	718
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,380
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,289
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,905
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,484
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,729
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,581
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,520
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,319
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,713
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,324
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,613
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	312
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	572
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	388
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,251
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	784
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	857
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,470
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,446
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,201
	Oakland CA GO	2.000%	1/15/34	5,505	4,577
	Oakland CA GO	2.000%	1/15/35	4,480	3,558
	Oakland CA GO	2.125%	1/15/36	4,735	3,791
	Oakland CA GO	3.000%	1/15/40	6,580	5,605
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	530	540
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	610
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	11,797
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,322
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,426
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	180
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,017
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	603
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,333
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,006
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	192
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,165

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,369
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,230
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,216
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,330
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,057
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,304
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	151
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	6,615
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,264
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,057
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	1,967
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,230
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	107
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	524
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	5,749
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,621
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	6,439
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	2,691
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,304
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	2,540	2,906
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	3,500	3,607
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	3,445	3,928
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	5,320
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	8,110
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	3,503
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,595
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,220
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	2,355	2,384
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	3,890	3,924
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	10,968
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,294
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,640
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,776
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,500	2,654
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,553
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	504
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,316
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,015
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,218
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	203
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	317
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,297
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,342
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,167
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,534
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,168
	Orange County Water District Water Revenue	5.000%	8/15/32	860	983
	Orange County Water District Water Revenue	4.000%	8/15/35	790	821
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,356
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,108
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,173
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,189
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	776
[11]	Oxnard School District GO	0.000%	7/1/33	3,445	2,288
	Oxnard Union High School District GO	4.000%	8/1/23	210	212
	Oxnard Union High School District GO	4.000%	8/1/24	200	204
	Oxnard Union High School District GO	5.000%	8/1/26	850	921
	Oxnard Union High School District GO	5.000%	8/1/27	750	828
	Oxnard Union High School District GO	5.000%	8/1/28	500	552
	Oxnard Union High School District GO	5.000%	8/1/29	850	937
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,095
	Oxnard Union High School District GO	4.000%	8/1/31	750	785
	Oxnard Union High School District GO	4.000%	8/1/32	325	343
	Oxnard Union High School District GO	4.000%	8/1/33	375	392
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,153
	Oxnard Union High School District GO	4.000%	8/1/36	750	766

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,241
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,653
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	234
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	258
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	307
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	254
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,240
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	670	673
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	790
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,134
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,093
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,134
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,177
[2]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,297
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,214
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	407
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	753
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,256
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	582
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	891
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	754
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	464
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,463
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,376
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	447
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,545
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	806
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	536
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,145
	Palo Alto CA Lease (Abatement) COP	2.125%	11/1/43	2,000	1,369
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,195
	Palomar Community College District GO	5.000%	8/1/30	520	573
	Palomar Community College District GO	5.000%	8/1/31	400	440
	Palomar Community College District GO	5.000%	8/1/32	300	330
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,074
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,708
	Palomar Community College District GO, Prere.	5.000%	5/1/25	15	16
	Palomar Health COP	5.000%	11/1/23	600	609
	Palomar Health COP	5.000%	11/1/24	665	684
	Palomar Health COP	5.000%	11/1/26	445	468
	Palomar Health COP	5.000%	11/1/27	750	795
	Palomar Health COP	5.000%	11/1/32	4,550	4,736
[11]	Palomar Health GO	0.000%	8/1/24	5,130	4,855
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,098
	Palomar Health GO	5.000%	8/1/26	310	330
[4]	Palomar Health GO	0.000%	8/1/27	16,165	13,588
[11]	Palomar Health GO	0.000%	8/1/27	8,095	6,835
[11]	Palomar Health GO	0.000%	8/1/28	500	406
	Palomar Health GO	5.000%	8/1/28	1,640	1,747
	Palomar Health GO	5.000%	8/1/28	8,570	9,135
[11]	Palomar Health GO	0.000%	8/1/29	7,210	5,622
	Palomar Health GO	5.000%	8/1/29	875	934
	Palomar Health GO	5.000%	8/1/29	4,340	4,635
	Palomar Health GO	4.000%	8/1/30	2,150	2,208
	Palomar Health GO	5.000%	8/1/30	1,130	1,208
	Palomar Health GO	4.000%	8/1/31	1,550	1,586
	Palomar Health GO	5.000%	8/1/31	800	856
	Palomar Health GO	4.000%	8/1/32	5,010	5,115
	Palomar Health GO	5.000%	8/1/33	1,320	1,408
	Palomar Health GO	0.000%	8/1/34	225	135
	Palomar Health GO	4.000%	8/1/34	1,000	1,010
	Palomar Health GO	0.000%	8/1/35	595	337
	Palomar Health GO	4.000%	8/1/35	100	100
	Palomar Health GO	0.000%	8/1/36	510	272
	Palomar Health GO	4.000%	8/1/36	5,015	5,017
	Palomar Health GO	0.000%	8/1/37	1,210	607
	Palomar Health GO	3.000%	8/1/37	250	208
	Palomar Health GO	4.000%	8/1/37	4,195	4,176
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,060
[1]	Palomar Health GO	0.000%	8/1/39	10,690	4,895

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,449
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,457
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,343
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	1,971
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	360
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	285
[1]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,525
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,256
[2]	Paramount Unified School District GO	4.000%	8/1/30	70	75
[2]	Paramount Unified School District GO	4.000%	8/1/31	125	134
[2]	Paramount Unified School District GO	4.000%	8/1/32	150	160
[2]	Paramount Unified School District GO	4.000%	8/1/33	145	153
[2]	Paramount Unified School District GO	4.000%	8/1/34	150	157
[2]	Paramount Unified School District GO	4.000%	8/1/35	300	310
[2]	Paramount Unified School District GO	4.000%	8/1/37	390	394
[2]	Paramount Unified School District GO	4.000%	8/1/38	690	695
[2]	Paramount Unified School District GO	4.000%	8/1/39	470	473
[2]	Paramount Unified School District GO	4.000%	8/1/40	450	448
	Pasadena Unified School District GO	5.000%	8/1/25	750	798
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,063
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,099
	Pasadena Unified School District GO	5.000%	8/1/26	510	552
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,155
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	664
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	831
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,104
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,099
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	656
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,016
	Peralta Community College District GO	5.000%	8/1/25	510	540
	Peralta Community College District GO	5.000%	8/1/25	500	530
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,542
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peralta Community College District GO	5.000%	8/1/26	650	701
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,576
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,098
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,596
	Peralta Community College District GO	5.000%	8/1/28	555	618
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,293
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,225
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,389
	Peralta Community College District GO	5.000%	8/1/30	3,380	3,872
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,742
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,423
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,579
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,183
	Peralta Community College District GO	4.000%	8/1/39	5,570	5,490
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,238
[4]	Perris Union High School District GO	0.000%	9/1/25	1,130	1,039
	Perris Union High School District GO	4.000%	9/1/30	215	229
	Perris Union High School District GO	4.000%	9/1/31	350	373
	Perris Union High School District GO	4.000%	9/1/33	600	632
	Perris Union High School District GO	3.000%	9/1/36	1,000	908
	Perris Union High School District GO	3.000%	9/1/38	800	698
	Perris Union High School District GO	3.000%	9/1/39	850	728
	Perris Union High School District GO	3.000%	9/1/40	1,000	839
	Perris Union High School District GO	2.125%	9/1/41	2,500	1,693
	Piedmont Unified School District GO	3.000%	8/1/39	180	158
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	887
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	933
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,265
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,332
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,399
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,717

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	133
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	278
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	509
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,441
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,551
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,448
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,689
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,066
[1]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	191
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	1,898
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	111
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,333
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,304
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	845
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,040
[1]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	1,843
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	433
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	937
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	521
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	872
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	884
	Pleasanton Unified School District GO	5.000%	8/1/32	280	323
	Pleasanton Unified School District GO	5.000%	8/1/33	1,000	1,148
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,084
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,024
	Pleasanton Unified School District GO	5.000%	8/1/35	1,000	1,126
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	650	663
[2]	Pomona Unified School District GO	5.000%	8/1/26	450	467
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,212
	Pomona Unified School District GO	4.000%	8/1/37	920	930
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,245
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,382
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,769
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,684
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,891
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,068
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,047
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,359
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,761
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,038
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	101
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	104
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	159
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	135
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	126
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	139
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	169
[1]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	194
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	134
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	160
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	163
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	156
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	241
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	203
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	176
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	221
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	270
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	223
	Portola Valley School District GO	3.000%	8/1/35	875	815
	Portola Valley School District GO	3.000%	8/1/36	640	581
	Portola Valley School District GO	3.000%	8/1/37	700	618
	Portola Valley School District GO	3.000%	8/1/38	675	580
	Portola Valley School District GO	3.000%	8/1/39	725	616
	Portola Valley School District GO	3.000%	8/1/40	530	444
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,538
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,456
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,684
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,555
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,264
	Poway Unified School District GO	0.000%	8/1/30	100	77
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,755

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,249
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,202
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,018
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,040
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,583
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	824
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,868
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,062
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,699
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	915
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	977
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	960	985
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,185	1,211
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,240	1,267
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,350	1,378
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,445	1,473
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,530	1,558
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,630	1,658
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	180
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	131
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	152
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	148
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	195
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	324
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	275
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	402
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	380
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	364
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	158
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	358
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	508
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	204
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	720
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	422
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	834
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	472
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	958
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	134
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	148
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	162
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	182
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	203
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	244
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/31	715	807
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	909
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,128
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,119
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	474
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,366
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	357
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,763
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,903
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,554
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,451
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,773
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	11,000	8,557

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	4,105	3,514
	Ravenswood CA City School District GO	4.000%	8/1/32	130	138
	Ravenswood CA City School District GO	4.000%	8/1/33	150	158
	Ravenswood CA City School District GO	4.000%	8/1/34	150	156
	Ravenswood CA City School District GO	4.000%	8/1/36	270	275
	Ravenswood CA City School District GO	4.000%	8/1/38	975	978
	Ravenswood CA City School District GO	4.000%	8/1/40	590	586
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	778
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	875
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	770
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,075
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,477
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	889
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	310
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	395
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	717
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,061
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,061
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	822
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	504
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	500
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,589
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,079
	Redwood City School District GO	3.000%	8/1/33	1,430	1,359
	Redwood City School District GO	3.000%	8/1/40	1,490	1,233
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,108
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,415
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	514
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	827
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	4,250	4,544
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,547
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,192
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,379
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,017
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	834
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,031
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	80	84
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	625
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,054
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	803
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,158
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,351
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,788
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,114
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,316
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,321
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,817
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,736
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,509
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	400
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	328
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	905
	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	987
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,297
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,125
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,104
[10]	Riverside CA Electric Power & Light Revenue VRDO	1.450%	12/7/22	4,300	4,300
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	650
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,165

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,005
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,058
[6]	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,413
[6]	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,403
	Riverside Community College District GO	3.000%	8/1/33	770	739
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,783
	Riverside Community College District GO	3.000%	8/1/35	725	676
	Riverside Community College District GO	3.000%	8/1/36	1,000	917
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,833
	Riverside Community College District GO	3.000%	8/1/37	2,125	1,904
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,648
	Riverside Community College District GO	3.000%	8/1/38	3,665	3,196
	Riverside Community College District GO	3.000%	8/1/39	2,110	1,793
	Riverside Community College District GO	3.000%	8/1/39	3,500	2,974
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,351
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,342
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,274
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,095
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	527
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,123
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,204
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,975
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,042
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,010
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,563
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,513
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,487
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,845
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,316
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	1,943
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,531
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,229
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	561
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	804
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,032
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,180
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	630
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,270
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,075
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	923
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	306
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,508
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,674
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,497
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,120
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,051
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,595	1,546
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,577
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,314
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/23	3,630	3,586
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/24	6,985	6,704
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	332
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	313
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	319
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	406

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	529
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	633
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	404
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	705
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	669
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	611
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	702
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	717
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,206
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,023
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,750	1,847
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,438
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,313
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,086
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,095
	Riverside Unified School District GO	4.000%	8/1/29	850	891
	Riverside Unified School District GO	4.000%	8/1/30	850	890
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,308
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,170
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,755
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,726
	Riverside Unified School District GO	3.000%	8/1/38	2,310	1,967
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,190
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,194
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,620
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,736
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,924
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,905
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,827
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	97
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	110
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/29	330	359
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/30	200	217
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	270
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	377
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/34	250	269
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,564
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	30
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	222
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	120
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	207
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	205
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	200
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	240
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	124
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	84
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	163
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	261
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	244
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	557
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	486
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	717
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	463
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,129
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	212
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	684
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	278
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,091
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	457
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	560
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,144
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,208
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	825
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,193

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,917
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	272
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	329
[2]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	539
[2]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,578
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	270
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	553
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	512
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	447
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	202
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	415
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,594
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	865
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	218
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	763
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	328
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,071
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,152
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,133
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,000	3,083
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	475
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	670	704
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/24	300	312
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	291
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	674
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	259
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	516
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,315
[2]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,377
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,598
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	462
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	509
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	622
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	365
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	224
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	654
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,111
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	233
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	241
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,125
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	210
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,627
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	210
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	407
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	2,250	2,598
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	231
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	207
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	622
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	105
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	461
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/36	700	779
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,015
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/37	680	754
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,105
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,016
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,000	2,205
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/40	2,885	3,171
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,698
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,197
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,315
	Sacramento CA Special Tax Revenue	3.000%	9/1/23	220	218
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	386
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	504
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	631
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	256

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	215
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	306
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	533
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	614
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,651
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,029
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,749
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,352
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,016
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,187
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,746
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,522
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,072
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,356
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,646
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,156
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,569
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,371
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,458
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,269
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,380
[2]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,830
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,551
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,355
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,603
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,483
	Sacramento City Unified School District GO	4.000%	8/1/42	3,125	3,069
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	979
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	350
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	254
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,243
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	852
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,243
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,311
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,549
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,425
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,513
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,159
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,095
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,982
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,564
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	556
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	556
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,561
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,420
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,387
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,775
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	553
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,035

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,293
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	732
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,658
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	821
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,056
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,102
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,346
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,702
[2]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	956
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,970
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,050
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/27	2,360	2,479
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/28	3,000	3,166
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/29	1,105	1,168
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/30	5,030	5,338
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/32	3,050	3,240
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/34	3,400	3,566
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/35	1,635	1,702
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/36	1,000	1,035
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/37	1,200	1,235
	Sacramento County CA Airport System Special Tax revenue	5.000%	9/1/42	5,000	5,050
[1]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,583
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,131
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,209
[1]	Sacramento County CA COP	5.000%	10/1/27	660	727
[1]	Sacramento County CA COP	5.000%	10/1/28	695	778
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,932
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/25	1,325	1,417
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,259
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	2,725	3,028
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	3,081
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	4,000	4,523
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	3,610	4,151
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	3,400	3,972
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,547
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,125
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	5,360	5,516
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	2,714
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,593
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,750
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,165
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,942
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	863
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	685
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	954
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,815
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,915
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,013
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,052
	Salinas Union High School District GO	5.000%	8/1/35	1,030	1,192
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,017
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,011
	Salinas Union High School District GO	5.000%	8/1/37	1,000	1,140
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,209
	Salinas Union High School District GO	5.000%	8/1/38	1,000	1,136
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,007
	Salinas Union High School District GO	5.000%	8/1/39	1,000	1,133

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,004
	Salinas Union High School District GO	5.000%	8/1/40	1,250	1,410
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,549
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	356
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	488
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	593
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	959
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,364
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,576
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,573
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,239
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	2,735	3,022
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,738
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,525
[1]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,117
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	263
[2]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	387
[1]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	516
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	385
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,174
[1]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	604
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	8,875
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	690
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,669
[1]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	952
[1]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	251
[1]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,608
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,133
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	790
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	826
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	715
San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	747
San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	753
San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,898
San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,320
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	125	133
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	220	234
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	255	271
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	370	393
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	475	505
San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	707
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	16,397
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,400	14,509
San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	10,652
San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	4,370	4,647
San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	25,130	23,174
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	203
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	888
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,432
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	234
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,570
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,968
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	882
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,294
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,757
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,634
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,145
San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,341
San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,588

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,801
San Diego CA Unified School District GO	5.000%	7/1/26	5,590	5,938
San Diego CA Unified School District GO	0.000%	7/1/28	5,925	5,012
San Diego CA Unified School District GO	5.000%	7/1/28	6,555	6,967
San Diego CA Unified School District GO	5.000%	7/1/28	725	769
San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,001
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	2,657
San Diego CA Unified School District GO	5.000%	7/1/29	750	795
San Diego CA Unified School District GO	5.000%	7/1/29	3,330	3,606
San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,545
San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,028
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	1,839
San Diego CA Unified School District GO	0.000%	7/1/30	9,725	7,675
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,692
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,272
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,313
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,408
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,030
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,047
San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,017
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	1,726
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,058
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,092
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,154
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,472
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,077
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,683
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,201
San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,089
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,558
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,773
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,620
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,355
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,838
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,593
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,059
San Diego CA Unified School District GO	5.000%	7/1/41	50	53
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,435
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,151
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,769
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,194
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,473
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	943
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	812
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	497
San Diego County CA COP	5.000%	10/15/26	2,590	2,713
San Diego County CA COP	5.000%	10/15/28	1,400	1,466
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,731
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	839
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,484
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,824
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,875
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	386
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	7,379
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	150
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,058
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	317
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	215
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,077
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	5,699
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	429
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	394
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,222

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	5,966
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	437
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	520
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,265
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	6,180
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	372
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	339
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,103
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	428
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	644
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	877
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,791
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	392
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	925	1,075
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,011
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,084
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	406
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	1,744
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	2,964
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,419
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	512
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	911
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,065
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,086
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,214
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,071
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,942
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	451
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,315
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	7,936
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,596
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,786
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	610
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,877
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,066
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	629
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,762
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,241
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	657
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,369
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	688
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,354
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	1,430	1,413
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,205
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,164
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,141
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,130
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,160

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	4,773
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	211
[8,10]	San Diego County Regional Transportation Commission Sales Tax Revenue TOB VRDO	1.010%	12/1/22	1,635	1,635
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,258
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,371
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	3,548
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,563
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	1,876
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/33	500	574
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,259
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,680
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,393
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,513
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,400
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	565
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,104
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,097
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	2,805
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,766
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,379
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,583
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,356
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	160
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,074
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,260
	San Diego Unified School District GO	5.000%	7/1/38	250	282
	San Diego Unified School District GO	5.000%	7/1/39	360	404
	San Diego Unified School District GO	5.000%	7/1/40	485	540
	San Diego Unified School District GO	5.000%	7/1/41	620	687
	San Diego Unified School District GO	5.000%	7/1/42	430	477
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,100
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,104
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	889
	San Dieguito Union High School District GO	3.000%	8/1/38	4,160	3,627
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,046
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,039
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,040
	San Dieguito Union High School District GO	4.000%	8/1/42	6,000	6,000
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,792
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,751
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,209
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,697
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	2,985	3,043
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,806
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,407
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,585	2,480
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,119
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,663
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	675	716
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,658
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,219
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,537

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,072
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,250
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	2,000	1,625
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,221
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	8,072
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,604
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	8,327
	San Francisco CA City & County COP	5.000%	4/1/27	13,095	13,922
	San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,141
	San Francisco CA City & County COP	5.000%	4/1/28	465	495
	San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,219
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,303
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,389
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,001
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,006
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,470
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,549
	San Francisco CA City & County COP	4.000%	4/1/35	8,660	8,752
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	8,688
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	4,970
	San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,229
	San Francisco CA City & County COP	4.000%	4/1/40	3,420	3,424
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	3,634
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	399
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	368
[8]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	1,959
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,869
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,858
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,127
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,275
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	5.000%	6/15/30	4,360	5,076
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,609
	San Francisco CA City & County GO	4.000%	6/15/31	1,310	1,413
	San Francisco CA City & County GO	5.000%	6/15/31	2,715	3,203
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,545
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,786
	San Francisco CA City & County GO	5.000%	6/15/32	3,250	3,882
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,036
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,289
	San Francisco CA City & County GO	4.000%	6/15/33	200	210
	San Francisco CA City & County GO	5.000%	6/15/33	3,625	4,281
	San Francisco CA City & County GO	3.000%	6/15/34	75	72
	San Francisco CA City & County GO	4.000%	6/15/34	275	287
	San Francisco CA City & County GO	4.000%	6/15/35	200	207
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,180
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	983
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,030
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,020
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,528
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,291
[8,10]	San Francisco CA City & County Local or Guaranteed Housing Revenue TOB VRDO	2.300%	12/1/22	26,000	26,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,458
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	6,390
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	8,202
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	5,720
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	2,755
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	1,910
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	13,408
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,008
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,825
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	8,261
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,015	2,198
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	8,708
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,150

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,631
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	3,819
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,013
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,426
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	4,656
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	4,897
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,616
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,232
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,185
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,326
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	37
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	26
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,354
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	3,736
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,225
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	6,516
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,187
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,380
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,019
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	8,167
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	5,621
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	107
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	677
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	4,649
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,172
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	11,284
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	6,314
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,894
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,618
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,884
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,222
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,739
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,631
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,665
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,712
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	5,859
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,707
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/23	3,335	3,370
[8]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	528

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	528
[8]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	507
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,058
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,056
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,259
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/40	2,725	2,758
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	25,000	23,207
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,262
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	1,916
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,012
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	4,815	5,618
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	7,456
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	4,000	4,729
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,189
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,750	4,487
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	10,063
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,900
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	137
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,558
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,407
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,195
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	891
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	422
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,702
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,066
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	701
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	699
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	948
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	655
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	316
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	422
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	548
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	537
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	949
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	808
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	647

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	998
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	916
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	797
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	588
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	653
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	818
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	122
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	140
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	456
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	248
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	145
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	537
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	476
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	414
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	543
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	479
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	712
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	233
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	741
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	422
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	367
San Francisco Community College District GO	5.000%	6/15/25	3,045	3,221
San Francisco Community College District GO	5.000%	6/15/29	760	857
San Francisco Community College District GO	5.000%	6/15/31	500	571
San Francisco Community College District GO	5.000%	6/15/32	805	916
San Francisco Community College District GO	4.000%	6/15/33	850	880
San Francisco Community College District GO	4.000%	6/15/34	595	609
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,595
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,067

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,184
	San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,045
	San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,142
	San Francisco Unified School District GO	5.000%	6/15/28	10,170	10,545
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,311
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,078
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,600
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	9,663
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,496
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,703
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,307
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	7,572
[1]	San Jacinto Unified School District COP	5.000%	9/1/23	470	478
[1]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,024
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,417
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,573
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,710
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,866
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,749
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,186
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,669
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	4,000	4,012
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,847
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	6,000	6,327
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,609
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	6,183
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	6,922
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	86
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	36
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	786
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	3,085	3,382
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	50	31
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	5,455	5,514
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,041
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	69
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,732
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,404
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	427
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	593
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	304
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	463
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,966
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	13,929
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	12,510	13,170
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	212
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	237
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	211
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	214
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	185
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	248
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	307
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	424
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	797
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	822
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	859
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	863
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	374

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	377
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	511
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	617
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	494
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,246
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	642
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	749
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	744
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,040
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	890
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	1,983
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,558
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	2,968
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,186
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,923
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,684
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	350
	San Jose Unified School District GO	5.000%	8/1/26	775	842
	San Jose Unified School District GO	5.000%	8/1/27	780	864
[4]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,032
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,231
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	10,912
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,391
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,702
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,873
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,091
	San Juan Unified School District GO	4.000%	8/1/30	700	740
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,375
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,054
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,335
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,327
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,445
[2]	San Leandro Unified School District GO	4.000%	8/1/27	150	158
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	San Leandro Unified School District GO	4.000%	8/1/28	200	212
[2]	San Leandro Unified School District GO	4.000%	8/1/29	375	398
[2]	San Leandro Unified School District GO	4.000%	8/1/30	355	376
[2]	San Leandro Unified School District GO	4.000%	8/1/31	415	439
[2]	San Leandro Unified School District GO	4.000%	8/1/32	525	553
[2]	San Leandro Unified School District GO	4.000%	8/1/33	400	419
[2]	San Leandro Unified School District GO	4.000%	8/1/34	670	696
[2]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,252
[2]	San Leandro Unified School District GO	4.000%	8/1/35	275	283
[2]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,372
[2]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,254
[2]	San Leandro Unified School District GO	4.000%	8/1/37	905	916
[2]	San Leandro Unified School District GO	4.000%	8/1/38	810	817
[2]	San Leandro Unified School District GO	4.000%	8/1/39	400	403
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	388
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	304
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	554
	San Lorenzo Unified School District GO	4.000%	8/1/39	1,000	1,004
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	565
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,077
[2]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,807
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	129
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	156
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	120
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	99
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	98
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	311
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	616
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	137

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue	5.250%	11/15/40	2,540	2,823
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue	5.250%	11/15/41	1,665	1,846
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue	5.250%	11/15/42	1,615	1,793
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	846
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	684
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	657
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	973
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	816
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,150
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	920
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,226
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,074
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,420
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,870
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,121
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,532
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,454
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,472
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,981
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,764
	San Marcos Unified School District GO	4.000%	8/1/32	300	313
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,869
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,367
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,639
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,696
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	4,487
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,836
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,443
[10]	San Mateo County Transit District Sales Tax Revenue VRDO	0.550%	12/1/22	31,880	31,880
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	608
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	607
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	554
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,034
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,605
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,671
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,813
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,287
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,655
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,652
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,144
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,201
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,225
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,304
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,226
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,072
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,331
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,623
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,994
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,662
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,017
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,573

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,275
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,781
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,265
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,830
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,921
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,352
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	377
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	2,943
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,173
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,101
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,224
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,045
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	846
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,207
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,625
[4]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,624
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,410
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	305
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	733
	San Ramon CA COP	4.000%	6/1/37	1,225	1,240
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	946
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,460
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,486
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,584
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,665
[2]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,745
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	101
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	117
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	103
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	104
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	105
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	122
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	113
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	215
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	134
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	159
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	272
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	540
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	303
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	219
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	662
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	299
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,220
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	493
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,196
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,388
[2]	Sanger Unified School District GO	3.000%	8/1/35	680	623
[2]	Sanger Unified School District GO	3.000%	8/1/36	750	673
[2]	Sanger Unified School District GO	3.000%	8/1/37	820	726
[2]	Sanger Unified School District GO	4.000%	8/1/37	330	333
[2]	Sanger Unified School District GO	3.000%	8/1/39	375	325
[2]	Sanger Unified School District GO	4.000%	8/1/39	330	331
[2]	Sanger Unified School District GO	4.000%	8/1/40	250	249
[2]	Sanger Unified School District GO	4.000%	8/1/41	325	323
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/24	130	135
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/26	200	217
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	5.000%	8/1/27	250	276
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/28	275	289
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	367
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	524
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	534
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	522
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	915
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,234

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	2,906
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	926
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	317
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	4,726
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,207
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,237
	Santa Clara County CA GO	3.500%	8/1/38	160	155
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	6,890
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,196
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	7,652
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,784
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,741
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,711
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,138
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,685
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,659
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,953
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,610
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	9,198
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,477
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,982
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,600
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.550%	12/1/22	1,100	1,100
[6]	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	3,750	4,083
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	330
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,407
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,650
	Santa Clarita Community College District GO	3.000%	8/1/33	350	333
	Santa Clarita Community College District GO	3.000%	8/1/37	800	711
	Santa Clarita Community College District GO	3.000%	8/1/38	750	658
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Santa Clarita Community College District GO	3.000%	8/1/39	900	780
Santa Clarita Community College District GO	3.000%	8/1/40	800	683
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	371
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	330
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	359
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	364
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	203
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	316
Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	417
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	365	387
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	728
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	766
Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	588
Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,338
Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,214
Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,194
Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,501
Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,299
Santa Monica Community College District GO	0.000%	8/1/26	11,025	9,845
Santa Monica Community College District GO	5.000%	8/1/30	500	563
Santa Monica Community College District GO	5.000%	8/1/31	600	672
Santa Monica Community College District GO	5.000%	8/1/32	535	598
Santa Monica Community College District GO	4.000%	8/1/33	500	523
Santa Monica Community College District GO	4.000%	8/1/34	655	680
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,629
Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,598
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,201
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	2,365	2,401
Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	659
Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	106

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	159
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	232
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	368
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	518
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	350
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	625
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	525
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	753
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	401
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	499
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	276
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	385
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	274
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	274
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	344
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	381
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	475
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,600	1,325
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	160	166
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	867
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	997
[1,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,258
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	765
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	928
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,003
[1]	Santa Rosa High School District GO	5.000%	8/1/28	500	542
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	866
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,181
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,064
[2]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,565
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	804
[2]	Santa Rosa High School District GO	4.000%	8/1/37	425	432
[2]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,113
[2]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,003
[2]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,276
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	183
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	710
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	537
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	634
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	702
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/41	275	274
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,132
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	330
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	302
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,010
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	261
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	485
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	294
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	305
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	710
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	682
	Silicon Valley Clean Water Sewer Revenue	4.000%	8/1/42	1,000	1,002
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,710
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,193
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,548
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	3,984
	Simi Valley Unified School District GO	4.000%	8/1/32	200	209
	Simi Valley Unified School District GO	3.000%	8/1/34	320	300
	Simi Valley Unified School District GO	3.000%	8/1/35	525	481
	Simi Valley Unified School District GO	3.000%	8/1/36	750	677
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,261

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simi Valley Unified School District GO	3.000%	8/1/37	500	444
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,334
	Simi Valley Unified School District GO	4.000%	8/1/38	350	352
	Simi Valley Unified School District GO	4.000%	8/1/39	365	366
[1]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	380
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,120
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,806
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,784
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,520
	Sonoma Valley Unified School District GO	4.000%	8/1/41	200	200
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	345
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	17
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	538
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	34
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,001
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	51
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,430
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	85
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,354
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	102
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,754
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,012
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,265
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/29	870	986
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/31	365	419
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects at Orange)	5.000%	6/1/33	500	562
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	376
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	562
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	884
South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	700
South San Francisco Unified School District GO	4.000%	9/1/33	6,340	6,489
South San Francisco Unified School District GO, Prere.	5.000%	9/1/25	150	160
Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	4,889
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,858
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	347
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	387
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	657
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	548
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	464
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	434
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	600
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	963
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,321
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	630

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	758
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,254
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,353
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,283
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,018
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	1,929
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,555	1,793
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,410
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,926
[10]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.700%	12/1/22	5,605	5,605
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	5,630
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,153
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,331
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,487
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,569
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	421
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	8,055	8,608
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/26	750	797
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,552
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,593
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,557
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,549
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,453
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	5,084
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,986
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,082
	Southwestern Community College District GO	5.000%	8/1/29	300	331
	Southwestern Community College District GO	5.000%	8/1/30	300	331
	Southwestern Community College District GO	4.000%	8/1/31	300	314
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,036
	Southwestern Community College District GO	4.000%	8/1/32	250	261
	Southwestern Community College District GO	4.000%	8/1/33	300	312
	Southwestern Community College District GO	4.000%	8/1/33	250	266
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,806
	Southwestern Community College District GO	4.000%	8/1/35	350	363
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,221
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,381
	Southwestern Community College District GO	4.000%	8/1/37	730	738
	Southwestern Community College District GO	4.000%	8/1/37	400	406
	Southwestern Community College District GO	3.000%	8/1/38	900	788
	Southwestern Community College District GO	4.000%	8/1/38	1,750	1,763
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,120
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,758
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,061
	Southwestern Community College District GO	4.000%	8/1/40	1,890	1,902
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	717
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,009
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,780
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,705
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,061
[7]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,591
	State Center Community College District GO	5.000%	8/1/27	675	748
	State Center Community College District GO	4.000%	8/1/34	1,000	1,031
	State Center Community College District GO	4.000%	8/1/36	1,045	1,064

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Center Community College District GO	4.000%	8/1/37	1,025	1,038
	State Center Community College District GO	3.000%	8/1/40	5,000	4,193
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	725	740
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	900	937
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,060
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,079
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,414
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	2,024
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	1,560	1,738
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,965
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,813
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,426
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,747
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,694
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,742
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,034
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,039
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,426
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,296
[2]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,090
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	667
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,111
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,133
[2]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,214
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,102
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,606
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,088
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,208
[1]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,114
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,090
[1]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,580
[2]	Stockton Unified School District GO	5.000%	8/1/24	100	104
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	643
[2]	Stockton Unified School District GO	5.000%	8/1/27	225	249
[2]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,035
[2]	Stockton Unified School District GO	5.000%	8/1/28	885	996
[2]	Stockton Unified School District GO	5.000%	8/1/29	600	620
[2]	Stockton Unified School District GO	5.000%	8/1/29	805	904
[1]	Stockton Unified School District GO	4.000%	8/1/30	1,960	1,994
[2]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,605
[2]	Stockton Unified School District GO	5.000%	8/1/30	130	146
[2]	Stockton Unified School District GO	5.000%	8/1/31	1,875	1,934
[2]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,123
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	439
[2]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,316
[2]	Stockton Unified School District GO	3.250%	8/1/34	630	618
[1]	Stockton Unified School District GO	4.000%	8/1/34	4,250	4,449
[2]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,167
[1]	Stockton Unified School District GO	4.000%	8/1/35	3,000	3,107
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,044
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,286
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,159
[1]	Stockton Unified School District GO	4.000%	8/1/39	2,620	2,643
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,605
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	807
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,131
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,041
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,327
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,415

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,331
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,345
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,041
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,984
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,088
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,034
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,338
[1]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,544
	Sweetwater Union High School District GO	3.000%	8/1/23	815	817
	Sweetwater Union High School District GO	3.000%	8/1/24	425	423
	Sweetwater Union High School District GO	3.000%	8/1/25	455	449
	Sweetwater Union High School District GO	4.000%	8/1/27	250	257
[2]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,248
	Sweetwater Union High School District GO	5.000%	8/1/31	625	667
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,310
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,277
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,462
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	652
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	353
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	348
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	188
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	215
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	435
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	532
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	490	526
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	193
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	230
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	241
[2]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	262
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	358
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	801
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,426
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,784
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,890
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,548
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,083
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	604
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	544
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	582
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,085
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	850
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,782
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,832
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,806
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,955
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,507
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,250	1,277
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,292
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	500	530
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	384
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,710	1,836
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,840	3,052
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,520	3,749
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,171

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,020	2,924
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	962
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,320	2,213
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	284
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,343
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,039
Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	765	709
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,017
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,041
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,326
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,107
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,041
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,608
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,074
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,912
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,067
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,195	3,394
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,172
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,050
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,139
Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	3,000	3,127
Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	144
Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	163
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	187
Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	212
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	237
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	267
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	297
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	324
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,076
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,960
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	406
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	413
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,009
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	627
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	634
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	658
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,328
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	777
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	725
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	546
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	652
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	540
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	537
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	639
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	739
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,048
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,045
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,043
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,213
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,005	947
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,523
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,010
[1]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,257
[1]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,393
[1]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	988
[2]	Tulare Local Health Care District GO	4.000%	8/1/23	720	725
[2]	Tulare Local Health Care District GO	4.000%	8/1/24	405	412
[2]	Tulare Local Health Care District GO	4.000%	8/1/25	455	468
[2]	Tulare Local Health Care District GO	4.000%	8/1/26	515	534
[2]	Tulare Local Health Care District GO	4.000%	8/1/27	580	607

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Tulare Local Health Care District GO	4.000%	8/1/28	435	459
[2]	Tulare Local Health Care District GO	4.000%	8/1/29	735	781
[2]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,404
[2]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,445
[2]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,128
[2]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,385
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,873
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,429
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,983
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,062
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,014
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	762
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,035
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,952
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,404
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,090
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,805
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,645
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,662
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	2,928
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,435
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	1,922
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,434
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,159
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,312
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,048
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,077
	Union Elementary School District GO	0.000%	9/1/29	110	89
[4]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,680
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	800	855
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	1,030	1,095
	United Water Conservation District COP	5.000%	10/1/27	700	770
	United Water Conservation District COP	5.000%	10/1/28	740	828
	United Water Conservation District COP	5.000%	10/1/29	785	886
	United Water Conservation District COP	5.000%	10/1/30	835	956
	United Water Conservation District COP	5.000%	10/1/31	855	977
	United Water Conservation District COP	5.000%	10/1/32	875	997
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,130
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,161
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,201
	United Water Conservation District COP	4.000%	10/1/36	935	952
	United Water Conservation District COP	4.000%	10/1/37	980	990
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,017
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,062
	United Water Conservation District COP	4.000%	10/1/40	625	622
	University of California College & University Revenue	5.000%	5/15/24	690	715
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,492
[6]	University of California College & University Revenue	5.000%	5/15/27	6,985	7,618
	University of California College & University Revenue	5.000%	5/15/28	9,265	9,810
	University of California College & University Revenue	5.000%	5/15/28	7,110	7,522
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,372
[6]	University of California College & University Revenue	5.000%	5/15/28	6,570	7,275
	University of California College & University Revenue	5.000%	5/15/29	8,250	9,443
[6]	University of California College & University Revenue	5.000%	5/15/29	5,000	5,626
	University of California College & University Revenue	4.000%	5/15/30	7,535	8,021
[6]	University of California College & University Revenue	5.000%	5/15/30	6,385	7,296
	University of California College & University Revenue	5.000%	5/15/31	2,315	2,449
	University of California College & University Revenue	5.000%	5/15/31	15,095	16,668
	University of California College & University Revenue	5.000%	5/15/32	3,250	3,640
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,978
[6]	University of California College & University Revenue	5.000%	5/15/32	2,000	2,334
	University of California College & University Revenue	5.250%	5/15/32	3,140	3,252
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,526
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,395
	University of California College & University Revenue	5.000%	5/15/33	6,995	7,382

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	University of California College & University Revenue	5.000%	5/15/33	3,500	4,120
	University of California College & University Revenue	4.000%	5/15/34	10,620	11,011
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,235
	University of California College & University Revenue	5.000%	5/15/34	6,395	6,970
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,690
[6]	University of California College & University Revenue	5.000%	5/15/34	2,350	2,747
	University of California College & University Revenue	4.000%	5/15/35	5,790	5,960
	University of California College & University Revenue	5.000%	5/15/35	11,290	12,240
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,199
	University of California College & University Revenue	5.000%	5/15/35	5,160	5,603
	University of California College & University Revenue	5.000%	5/15/35	4,210	4,644
	University of California College & University Revenue	5.000%	5/15/35	625	700
	University of California College & University Revenue	5.000%	5/15/35	6,420	7,466
[6]	University of California College & University Revenue	5.000%	5/15/35	4,670	5,417
	University of California College & University Revenue	5.000%	5/15/36	5,425	5,780
	University of California College & University Revenue	5.000%	5/15/36	4,295	4,717
	University of California College & University Revenue	5.000%	5/15/36	15,040	16,265
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,393
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,448
[6]	University of California College & University Revenue	5.000%	5/15/36	4,205	4,833
	University of California College & University Revenue	5.000%	5/15/37	5,240	5,710
	University of California College & University Revenue	5.000%	5/15/37	9,530	10,252
	University of California College & University Revenue	5.000%	5/15/37	11,710	12,597
	University of California College & University Revenue	5.000%	5/15/37	14,620	15,963
	University of California College & University Revenue	5.000%	5/15/37	9,665	11,081
[6]	University of California College & University Revenue	5.000%	5/15/37	2,000	2,276
	University of California College & University Revenue	5.000%	5/15/38	5,065	5,497
	University of California College & University Revenue	5.000%	5/15/38	19,090	20,756
	University of California College & University Revenue	5.000%	5/15/38	4,355	4,798
	University of California College & University Revenue	5.000%	5/15/38	10,065	11,229
[6]	University of California College & University Revenue	5.000%	5/15/38	2,130	2,414
	University of California College & University Revenue	5.000%	5/15/39	2,345	2,575
	University of California College & University Revenue	5.000%	5/15/39	10,000	11,113
[6]	University of California College & University Revenue	5.000%	5/15/39	1,970	2,222
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,058
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/40	135	148
University of California College & University Revenue	5.000%	5/15/40	3,000	3,377
University of California College & University Revenue	5.000%	5/15/41	4,000	4,482
University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,620
University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	8,201
University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,596
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	13,208
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,929
University of California College & University Revenue (Limited Projects)	5.000%	5/15/37	375	397
University of California College & University Revenue VRDO	0.550%	12/1/22	36,610	36,610
University of California College & University Revenue VRDO	0.550%	12/1/22	13,645	13,645
University of California College & University Revenue VRDO	0.600%	12/1/22	15,450	15,450
University of California College & University Revenue VRDO	0.650%	12/1/22	32,010	32,010
University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	4,750
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,220
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	10,347
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	9,635	10,059
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,371
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,997
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,882
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	2,000	2,313
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,857
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,436

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,137
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,273
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,270
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,385
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,366
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,354
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	5,008
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,563
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,358
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	8,170	8,963
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	13,250	12,901
[8,10]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO	1.920%	12/1/22	1,875	1,875
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	7,800	7,800
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	11,700	11,700
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	10,900	10,900
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	3,200	3,200
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	2,200	2,200
	Upland CA COP	5.000%	1/1/23	900	901
	Upland CA COP	5.000%	1/1/25	1,060	1,094
	Upland CA COP	5.000%	1/1/26	500	523
	Upland CA COP	5.000%	1/1/27	2,215	2,330
	Upland CA COP	5.000%	1/1/28	2,030	2,153
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upland CA COP	5.000%	1/1/29	835	884
	Upland CA COP	5.000%	1/1/30	1,455	1,538
	Upland CA COP	5.000%	1/1/31	1,465	1,547
	Upland CA COP	5.000%	1/1/33	1,710	1,795
	Upland CA COP	5.000%	1/1/34	1,500	1,572
	Upland CA COP	4.000%	1/1/35	2,025	1,903
	Upland CA COP	4.000%	1/1/36	1,000	931
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	435	474
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	420	457
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	868
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,083
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,081
[8,10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	1.010%	12/1/22	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,339
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	880
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,371
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,444
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,517
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,246
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,246
	Vacaville Unified School District GO	4.000%	8/1/34	100	103
	Vacaville Unified School District GO	4.000%	8/1/36	300	304
	Vacaville Unified School District GO	4.000%	8/1/37	300	302
	Vacaville Unified School District GO	4.000%	8/1/39	500	502
	Vacaville Unified School District GO	4.000%	8/1/40	500	500
[1]	Val Verde Unified School District COP	5.000%	3/1/25	250	262
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	278

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	299
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	309
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	497
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	938
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,118
[2]	Val Verde Unified School District GO	4.000%	8/1/23	450	455
[2]	Val Verde Unified School District GO	4.000%	8/1/27	120	127
[2]	Val Verde Unified School District GO	4.000%	8/1/28	115	123
[2]	Val Verde Unified School District GO	3.000%	8/1/30	220	219
[2]	Val Verde Unified School District GO	4.000%	8/1/30	125	133
[2]	Val Verde Unified School District GO	4.000%	8/1/31	100	105
[2]	Val Verde Unified School District GO	4.000%	8/1/33	300	313
[2]	Val Verde Unified School District GO	4.000%	8/1/33	140	146
[2]	Val Verde Unified School District GO	4.000%	8/1/35	250	256
[2]	Val Verde Unified School District GO	4.000%	8/1/36	150	152
[2]	Val Verde Unified School District GO	4.000%	8/1/37	200	201
[2]	Val Verde Unified School District GO	4.000%	8/1/37	250	252
[2]	Val Verde Unified School District GO	4.000%	8/1/38	275	275
[2]	Val Verde Unified School District GO	4.000%	8/1/39	300	300
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,002
[2]	Val Verde Unified School District GO	4.000%	8/1/40	225	224
[2]	Val Verde Unified School District GO	4.000%	8/1/40	250	249
[2]	Vallejo CA Water Revenue	4.000%	5/1/28	250	263
[2]	Vallejo CA Water Revenue	4.000%	5/1/29	150	159
[2]	Vallejo CA Water Revenue	4.000%	5/1/30	150	160
[2]	Vallejo CA Water Revenue	4.000%	5/1/31	200	215
[2]	Vallejo CA Water Revenue	4.000%	5/1/32	175	188
[2]	Vallejo CA Water Revenue	4.000%	5/1/33	150	158
[2]	Vallejo CA Water Revenue	4.000%	5/1/34	250	258
[2]	Vallejo CA Water Revenue	4.000%	5/1/35	250	255
[2]	Vallejo CA Water Revenue	4.000%	5/1/36	240	243
[2]	Vallejo CA Water Revenue	4.000%	5/1/37	400	402
[2]	Vallejo CA Water Revenue	4.000%	5/1/38	500	500
[2]	Vallejo CA Water Revenue	4.000%	5/1/39	650	649
[2]	Vallejo CA Water Revenue	4.000%	5/1/40	350	347
[2]	Vallejo CA Water Revenue	4.000%	5/1/41	500	493
[2]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,119
[2]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,189
[2]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,253
	Ventura County Community College District GO	0.000%	8/1/28	15,000	12,384
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/23	565	568
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	414
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	520	526
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	650	661
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	240
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	583
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	761
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	650
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	853
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	555	577
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	626
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	690	721
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	665	698
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,055
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	810	858
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,620
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	531
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,716
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,804
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,067
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,317
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,060
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,378
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,056
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	759
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,661
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	765
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	457
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/30	425	461
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	518
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	476
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/35	1,475	1,576
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,128
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,296
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	407
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	605

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,245
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,392
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,084
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/33	2,755	3,145
[4]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,569
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	2,944
	Washington Township Health Care District GO	5.000%	8/1/23	170	172
	Washington Township Health Care District GO	4.000%	8/1/24	625	636
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,500
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,488
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,089
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,776
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	404
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	576
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	884
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	390
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	769
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	625
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	687
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	654
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	799
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	799
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	467
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	927
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	816
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,320
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	795
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	450
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	973
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	790
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	422
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	789
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,040
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,206
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	797
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	428
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,593
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	805
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,411
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	739
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	95
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	401
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,440
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	967
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,399
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	524
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,573
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,043
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,037
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,814
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	612
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	82
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	592

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,119
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,873
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	510
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	575
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	938
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	19
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	306
[1]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	306
	West Contra Costa Unified School District GO	5.000%	8/1/24	3,425	3,558
	West Contra Costa Unified School District GO	5.000%	8/1/24	5,690	5,911
	West Contra Costa Unified School District GO	5.000%	8/1/24	3,265	3,392
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	273
[1]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	258
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	431
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	415
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,554
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	679
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	367
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	467
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,340
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	465
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	529
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,609
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	660
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	644
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,812
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	675
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	718
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,058
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	899
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,289
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,618
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	1,931
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,803
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	678
[1,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,083
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	935
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,183
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	966
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,076
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	245	158
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	565	515
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,642
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,114
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,125
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,467
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,048
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,663
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	643
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	558
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	592
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	556
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	586
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	582
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	582
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/33	390	416
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	790
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	677
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,118
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,513
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,561
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	421
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	811

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,738
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	898
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,034
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	220
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	541
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,092
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	212
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,435	2,763
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,100
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,737
[1]	Western Placer Unified School District COP	3.000%	8/1/23	600	601
	Western Placer Unified School District GO	5.000%	8/1/28	200	216
	Western Placer Unified School District GO	5.000%	8/1/29	200	216
	Western Placer Unified School District GO	5.000%	8/1/30	380	410
[2]	Western Placer Unified School District GO	4.000%	8/1/31	885	926
[2]	Western Placer Unified School District GO	4.000%	8/1/31	755	790
	Western Placer Unified School District GO	5.000%	8/1/31	565	609
[2]	Western Placer Unified School District GO	4.000%	8/1/32	920	961
[2]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,022
[2]	Western Placer Unified School District GO	4.000%	8/1/34	545	563
[2]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,049
[2]	Western Placer Unified School District GO	4.000%	8/1/35	630	645
[2]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,088
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/28	750	837
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/30	500	574
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/31	450	523
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/32	375	440
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/33	800	924
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/35	1,100	1,250
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/36	1,000	1,130
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/37	650	729
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/38	1,125	1,256
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/39	1,195	1,330
	Western Placer Waste Management Authority Resource Recovery Revenue	4.000%	6/1/42	5,250	5,150
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	126
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	393
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	309
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	467
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	472
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	248
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	426
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	439
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	241
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	320
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	435
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	517
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	307
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	559
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	505
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	533
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,160
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,008

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	570	394
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,000
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,987
					14,609,181
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,126
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,102
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,488
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,474
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,062
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	393
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,546
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,850
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,501
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,595
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,091
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,705
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,784
					29,717
Puerto Rico (0.8%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	725	729
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	6,255	5,745
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	19,947	20,220
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	15,259	15,610
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	19,948	20,415
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	11,826	12,123
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	4,067	2,226
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,135	1,982
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	7,688
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	9,407	6,832
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	1,861
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	34,840	31,475
				126,906
Virgin Islands (0.0%)
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/25	180	184
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/26	455	467
Matching Fund Special Purpose Securitization Corp. Miscellaneous Taxes Revenue	5.000%	10/1/27	680	700
				1,351
Total Tax-Exempt Municipal Bonds (Cost $15,431,196)				14,767,155
Total Investments (99.8%) (Cost $15,431,196)				14,767,155
Other Assets and Liabilities—Net (0.2%)				23,295
Net Assets (100%)				14,790,450
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
7	Step bond.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $301,053,000, representing 2.0% of net assets.
9	Securities with a value of $3,792,000 have been segregated as initial margin for open futures contracts.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	673	138,207	368

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2023	(512)	(61,264)	(139)
Ultra Long U.S. Treasury Bond	March 2023	(200)	(27,256)	(245)
				(384)
				(16)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $15,431,196)	14,767,155
Investment in Vanguard	548
Receivables for Investment Securities Sold	440
Receivables for Accrued Income	149,494
Receivables for Capital Shares Issued	24,910
Variation Margin Receivable—Futures Contracts	599
Other Assets	174
Total Assets	14,943,320
Liabilities
Due to Custodian	15
Payables for Investment Securities Purchased	114,985
Payables for Capital Shares Redeemed	29,748
Payables for Distributions	7,534
Payables to Vanguard	588
Total Liabilities	152,870
Net Assets	14,790,450
At November 30, 2022, net assets consisted of:

Paid-in Capital	15,537,369
Total Distributable Earnings (Loss)	(746,919)
Net Assets	14,790,450

Investor Shares—Net Assets
Applicable to 122,377,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,361,420
Net Asset Value Per Share—Investor Shares	$11.12

Admiral Shares—Net Assets
Applicable to 1,207,132,549 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,429,030
Net Asset Value Per Share—Admiral Shares	$11.12

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	390,099
Total Income	390,099
Expenses
The Vanguard Group—Note B
Investment Advisory Services	911
Management and Administrative— Investor Shares	2,360
Management and Administrative— Admiral Shares	11,627
Marketing and Distribution— Investor Shares	146
Marketing and Distribution— Admiral Shares	799
Custodian Fees	71
Auditing Fees	30
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	73
Trustees’ Fees and Expenses	6
Other Expenses	15
Total Expenses	16,060
Expenses Paid Indirectly	(23)
Net Expenses	16,037
Net Investment Income	374,062
Realized Net Gain (Loss)
Investment Securities Sold	(90,032)
Futures Contracts	9,774
Realized Net Gain (Loss)	(80,258)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,597,168)
Futures Contracts	1,657
Change in Unrealized Appreciation (Depreciation)	(1,595,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,301,707)

Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	374,062	388,940
Realized Net Gain (Loss)	(80,258)	12,929
Change in Unrealized Appreciation (Depreciation)	(1,595,511)	(188,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,301,707)	213,241
Distributions
Investor Shares	(34,713)	(40,074)
Admiral Shares	(347,169)	(381,141)
Total Distributions	(381,882)	(421,215)
Capital Share Transactions
Investor Shares	(315,651)	70,704
Admiral Shares	(2,491,162)	1,462,876
Net Increase (Decrease) from Capital Share Transactions	(2,806,813)	1,533,580
Total Increase (Decrease)	(4,490,402)	1,325,606
Net Assets
Beginning of Period	19,280,852	17,955,246
End of Period	14,790,450	19,280,852

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.22	$12.35	$12.08	$11.51	$11.70
Investment Operations
Net Investment Income[1]	.251	.246	.274	.298	.305
Net Realized and Unrealized Gain (Loss) on Investments	(1.095)	(.108)	.268	.570	(.189)
Total from Investment Operations	(.844)	.138	.542	.868	.116
Distributions
Dividends from Net Investment Income	(.250)	(.246)	(.272)	(.298)	(.306)
Distributions from Realized Capital Gains	(.006)	(.022)	—	—	—
Total Distributions	(.256)	(.268)	(.272)	(.298)	(.306)
Net Asset Value, End of Period	$11.12	$12.22	$12.35	$12.08	$11.51
Total Return[2]	-6.92%	1.13%	4.54%	7.61%	1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,361	$1,837	$1,786	$1,791	$1,514
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.00%	2.25%	2.50%	2.63%
Portfolio Turnover Rate	32%	19%	20%	9%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.22	$12.35	$12.08	$11.51	$11.70
Investment Operations
Net Investment Income[1]	.260	.255	.283	.307	.314
Net Realized and Unrealized Gain (Loss) on Investments	(1.094)	(.107)	.269	.571	(.189)
Total from Investment Operations	(.834)	.148	.552	.878	.125
Distributions
Dividends from Net Investment Income	(.260)	(.256)	(.282)	(.308)	(.315)
Distributions from Realized Capital Gains	(.006)	(.022)	—	—	—
Total Distributions	(.266)	(.278)	(.282)	(.308)	(.315)
Net Asset Value, End of Period	$11.12	$12.22	$12.35	$12.08	$11.51
Total Return[2]	-6.85%	1.21%	4.62%	7.69%	1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,429	$17,444	$16,169	$14,620	$11,894
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.08%	2.32%	2.58%	2.71%
Portfolio Turnover Rate	32%	19%	20%	9%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,

California Intermediate-Term Tax-Exempt Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $548,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,767,155	—	14,767,155
Derivative Financial Instruments
Assets
Futures Contracts[1]	368	—	—	368
Liabilities
Futures Contracts[1]	384	—	—	384
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	7,158
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(80,623)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(665,972)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	373,084	388,857
Ordinary Income*	1,751	54
Long-Term Capital Gains	7,047	32,304
Total	381,882	421,215
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,433,127
Gross Unrealized Appreciation	87,750
Gross Unrealized Depreciation	(753,722)
Net Unrealized Appreciation (Depreciation)	(665,972)
F.	During the year ended November 30, 2022, the fund purchased $5,264,570,000 of investment securities and sold $8,096,250,000 of investment securities, other than temporary cash investments.

California Intermediate-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $1,090,720,000 and sales were $1,067,430,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	337,434	29,608	501,263	40,747
Issued in Lieu of Cash Distributions	31,158	2,744	36,476	2,970
Redeemed	(684,243)	(60,290)	(467,035)	(38,030)
Net Increase (Decrease)—Investor Shares	(315,651)	(27,938)	70,704	5,687
Admiral Shares
Issued	6,163,629	548,138	3,542,127	288,062
Issued in Lieu of Cash Distributions	253,874	22,362	286,786	23,356
Redeemed	(8,908,665)	(791,128)	(2,366,037)	(192,671)
Net Increase (Decrease)—Admiral Shares	(2,491,162)	(220,628)	1,462,876	118,747
At November 30, 2022, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2012, Through November 30, 2022
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended November 30, 2022
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
California Long-Term Tax-Exempt Fund Investor Shares	-9.88%	1.37%	2.37%	$12,637
Bloomberg CA Municipal Bond Index	-8.28	1.40	2.14	12,358
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	12,161

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
California Long-Term Tax-Exempt Fund Admiral Shares	-9.81%	1.46%	2.45%	$63,717
Bloomberg CA Municipal Bond Index	-8.28	1.40	2.14	61,790
Bloomberg Municipal Bond Index	-8.64	1.40	1.98	60,804
See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2022
Under 1 Year	10.0%
1 - 3 Years	2.0
3 - 5 Years	2.8
5 - 10 Years	12.4
10 - 20 Years	39.2
20 - 30 Years	29.0
Over 30 Years	4.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

California Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.8%)
California (101.1%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,091
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,468
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	2,800	1,347
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,410
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,404
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	480
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	479
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	8,000	3,791
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	25,375	19,190
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,087
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	6,892
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,008
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,549
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/27	300	329
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/28	300	335
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/29	300	341
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/30	500	578
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/31	500	586
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/32	300	355
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/34	1,000	1,166
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	728
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,725	1,812
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,400	1,468
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,500	1,571
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,469
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,041
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,596
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,777
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,288
[5,6]	Antioch CA Unified School District GO TOB VRDO	1.960%	12/1/22	10,230	10,230
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	8,508
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	3,180	2,363
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,217
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	14,695
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.450%	12/1/22	3,000	3,000
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,394
	Berkeley CA GO	2.000%	9/1/41	140	94
	Berkeley Unified School District GO	2.000%	8/1/39	400	283
[8]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,863
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,298
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,335
[3]	Cabrillo Community College District GO	0.000%	5/1/26	4,085	3,548
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	21,500	21,493
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	24,050	24,163

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	28,595	28,212
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	5,025	4,981
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	1,953
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	6,386
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,661
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	3,860
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,000	1,311
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	527
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	825	788
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	861
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	968
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	585	585
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,273
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	26
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	170
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	43
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	260
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	856
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,310
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	5,490	6,572
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	8,165
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	316
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	235
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	4,522
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,054
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,505	7,698
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	14,630	17,272
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	310
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,309
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,355	15,762
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	157
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	5,660	6,690
	California Educational Facilities Authority College & University Revenue	3.000%	11/1/52	4,000	2,997
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,242
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	2,000	2,232
[5,6]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.900%	12/1/22	3,300	3,300
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,191
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,054
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	388
	California GO	5.000%	4/1/25	1,055	1,115
	California GO	4.000%	9/1/26	4,060	4,273
	California GO	5.000%	9/1/26	9,570	10,411
	California GO	5.000%	8/1/27	2,000	2,171
	California GO	4.000%	9/1/27	1,255	1,336
	California GO	4.000%	10/1/27	1,000	1,066
	California GO	5.000%	10/1/27	1,625	1,803
	California GO	5.000%	10/1/27	9,700	10,764
	California GO	5.000%	11/1/27	4,025	4,473
	California GO	5.000%	4/1/28	1,375	1,538
	California GO	4.000%	9/1/28	1,195	1,281
	California GO	5.000%	10/1/28	1,015	1,146
	California GO	5.000%	11/1/28	4,320	4,883
	California GO	5.000%	11/1/28	20,000	22,607
	California GO	5.000%	11/1/29	1,990	2,288
	California GO	5.000%	11/1/29	1,070	1,230
	California GO	5.000%	11/1/29	5,000	5,748
	California GO	5.000%	4/1/30	1,075	1,241
	California GO	5.000%	4/1/30	6,235	7,199
	California GO	5.000%	8/1/30	3,250	3,521
	California GO	5.000%	9/1/30	1,500	1,743
	California GO	5.000%	10/1/30	4,000	4,655
	California GO	5.000%	11/1/30	1,770	2,062

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	12/1/30	2,960	3,453
	California GO	5.000%	4/1/31	5,820	6,814
	California GO	5.000%	4/1/31	8,515	9,970
	California GO	5.000%	8/1/31	14,040	15,471
	California GO	4.000%	9/1/31	5,000	5,217
	California GO	5.000%	9/1/31	8,390	9,109
	California GO	5.000%	11/1/31	5,050	5,588
	California GO	5.000%	11/1/31	1,110	1,250
	California GO	5.000%	12/1/31	2,000	2,047
	California GO	5.000%	12/1/31	2,085	2,461
	California GO	5.000%	12/1/31	1,000	1,080
	California GO	5.000%	3/1/32	2,300	2,648
	California GO	5.000%	4/1/32	2,500	2,963
	California GO	5.000%	4/1/32	1,715	2,032
	California GO	5.000%	8/1/32	2,000	2,204
[1]	California GO	5.250%	8/1/32	7,550	9,112
	California GO	5.000%	9/1/32	2,810	3,051
	California GO	5.000%	10/1/32	7,510	8,566
	California GO	5.000%	10/1/32	5,475	6,383
	California GO	5.000%	11/1/32	2,940	3,416
	California GO	5.000%	12/1/32	500	540
	California GO	5.000%	3/1/33	4,620	5,288
	California GO	5.000%	4/1/33	10,500	11,884
	California GO	5.000%	4/1/33	1,145	1,352
	California GO	5.000%	8/1/33	4,500	4,852
	California GO	3.000%	10/1/33	1,000	958
	California GO	5.000%	9/1/34	1,505	1,618
	California GO	3.000%	10/1/34	4,540	4,226
	California GO	4.000%	10/1/34	3,845	4,058
	California GO	3.000%	11/1/34	1,000	929
	California GO	4.000%	11/1/34	4,620	4,878
	California GO	5.000%	12/1/34	16,855	19,308
	California GO	5.000%	3/1/35	8,690	9,837
	California GO	5.000%	4/1/35	1,250	1,388
	California GO	5.000%	8/1/35	2,750	2,943
	California GO	5.000%	9/1/35	3,265	3,498
	California GO	5.000%	9/1/35	2,005	2,342
	California GO	5.000%	9/1/35	1,025	1,197
	California GO	5.000%	10/1/35	6,180	6,574
	California GO	3.000%	11/1/35	670	614
	California GO	5.000%	11/1/35	3,750	4,094
	California GO	5.000%	12/1/35	570	650
	California GO	4.000%	3/1/36	15,985	16,568
	California GO	4.000%	8/1/36	400	410
	California GO	5.000%	8/1/36	9,350	9,976
	California GO	3.000%	9/1/36	935	850
	California GO	5.000%	9/1/36	1,115	1,284
	California GO	5.000%	9/1/36	2,180	2,511
	California GO	4.000%	10/1/36	3,635	3,775
	California GO	5.000%	11/1/36	10,000	10,971
	California GO	5.000%	12/1/36	8,130	9,161
	California GO	5.000%	4/1/37	57,000	57,319
	California GO	5.000%	4/1/37	4,260	4,380
	California GO	5.000%	4/1/37	3,890	4,453
	California GO	4.000%	10/1/37	2,060	2,125
	California GO	4.000%	10/1/37	1,000	1,032
	California GO	5.000%	10/1/37	8,300	9,446
	California GO	5.000%	11/1/37	15,340	16,823
	California GO	4.000%	11/1/38	1,100	1,130
	California GO	5.000%	11/1/39	10,000	10,905
	California GO	4.000%	3/1/40	2,400	2,444
	California GO	5.000%	9/1/41	15,275	17,070
	California GO	4.000%	10/1/41	10,205	10,369
	California GO	5.000%	10/1/41	3,000	3,338
	California GO	3.000%	11/1/41	4,125	3,474
	California GO	2.250%	12/1/41	480	334
	California GO	4.000%	4/1/42	1,500	1,525
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/42	2,800	2,993
	California GO	5.000%	4/1/42	5,000	5,610
	California GO	4.000%	9/1/42	1,700	1,729
	California GO	5.000%	9/1/42	4,185	4,714
	California GO	4.750%	12/1/42	1,000	1,059
	California GO	5.000%	4/1/43	4,145	4,168
	California GO	5.000%	4/1/45	2,835	3,065
	California GO	2.375%	10/1/46	2,000	1,379
	California GO	4.850%	12/1/46	2,000	2,114
	California GO	5.000%	4/1/47	2,000	2,219
	California GO	5.250%	9/1/47	8,425	9,553
	California GO	5.000%	10/1/48	22,050	23,580
	California GO	4.000%	4/1/49	6,985	7,016
	California GO	2.500%	12/1/49	100	68
	California GO	2.500%	3/1/50	500	339
	California GO	4.000%	3/1/50	5,000	5,014
	California GO	4.250%	9/1/52	2,515	2,567
	California GO	5.000%	9/1/52	2,380	2,626
	California GO	5.500%	12/1/52	5,000	5,323
[5,6]	California GO TOB VRDO	1.930%	12/1/22	2,220	2,220
[5,6]	California GO TOB VRDO	1.930%	12/1/22	4,000	4,000
	California GO, Prere.	5.000%	10/1/35	320	344
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,199
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,565
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,400
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	11,945	11,950
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,148
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,398
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,476
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	681
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,441
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	970
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,613
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	959
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,629
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,411

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,276
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,373
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,210	1,279
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	3,475	3,673
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,615
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,797
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	10,973
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	11,130
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,555
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	5,710
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	4,750	4,819
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,647
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	5,000	5,683
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	31,810	30,067
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	8,975	8,081
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,438
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	9,565	7,144
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	17,840	19,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,460
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.100%	12/1/22	14,220	14,220
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.930%	12/1/22	17,000	17,000
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.700%	12/1/22	4,350	4,350
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	40	44
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,931	10,610
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,740	2,660
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	15,782	15,489
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	10,819	9,756
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,379	10,689
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,685	1,434
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,208
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,551
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,549
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,560
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,625
[5]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,530	3,545
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,916
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,274
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	101
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,405	5,412
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	1,854
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,919
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,313
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,387
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	11,775	8,979

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,103
[5,6]	California Infrastructure & Economic Development Bank Recreational Revenue TOB VRDO	1.950%	12/1/22	6,665	6,665
[5]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	1,000	982
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	237
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	660
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,184
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	782
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	1,500	1,503
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	259
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,855
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,573
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,102
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,430
[7]	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,676
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,898
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	446
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,595
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	811
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,845
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,843
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,546
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,716
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	3,000	2,571
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,750	1,758
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,997
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,118
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,411
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,364
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,004
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,278
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	42
	California Municipal Finance Authority Industrial Revenue VRDO	0.650%	12/1/22	1,615	1,615
	California Municipal Finance Authority Industrial Revenue VRDO	0.650%	12/1/22	4,240	4,240
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	7,947	6,975
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	989
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,481
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	10,785	7,698
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,835
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,815	1,949
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	946
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,784
[5]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	1.100%	12/1/22	8,740	8,740
[1,5,6]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	2.050%	12/1/22	2,371	2,371
[5,6]	California Municipal Finance Authority Transit Revenue TOB VRDO	1.980%	12/1/22	4,000	4,000
[5,6]	California Property Tax Revenue TOB VRDO	2.020%	12/7/22	4,040	4,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,515
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,250	1,349

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	5,833
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	12/1/22	200	200
[5,6]	California Revenue TOB VRDO	1.920%	12/1/22	5,400	5,400
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,920	2,178
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	258
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,031
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	282
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	757
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	570
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	150
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	1,943
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,185
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,550	1,169
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	5,000	3,725
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	658
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,797
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,091
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	8,330	8,067
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	931
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	5,000	3,533
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,374
[5]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,018
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,090
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,527
[5]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,385
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	53
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	27
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	127
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	486
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	987
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	532
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,000
[5]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,230
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,000	1,143
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	4,646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,095
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	2,737
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	4,713
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	3,000	3,532
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,353
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,643
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,728
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,073
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,530
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	14,095	14,266
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,044
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	4,000	3,897
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,262
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	667
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,139
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,016
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	1,011
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,153
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	2,998
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	667
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,263
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,365	3,461
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,359

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,019
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	6,826
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,410
	California State University College & University Revenue	5.000%	11/1/32	6,610	7,102
	California State University College & University Revenue	4.000%	11/1/36	300	310
	California State University College & University Revenue	3.000%	11/1/37	2,215	2,010
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,552
	California State University College & University Revenue	3.000%	11/1/38	2,280	2,023
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,423
	California State University College & University Revenue	5.000%	11/1/38	660	707
	California State University College & University Revenue	5.000%	11/1/41	10,870	11,368
	California State University College & University Revenue	5.000%	11/1/47	6,430	6,744
	California State University College & University Revenue	5.000%	11/1/48	6,945	7,380
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,367
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,242
[5,6]	California State University College & University Revenue TOB VRDO	1.930%	12/1/22	6,745	6,745
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	8,393
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	12,895	12,651
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	6,827
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,936
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	199
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,427
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,241
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	916
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,058
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,528
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,292
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,049
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	963
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,130	1,160
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	6,743
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	989
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,552
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,353
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,079
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	6,070	4,437
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,743
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,695
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	843
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	1,930
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,549
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,214
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	2,815
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,066
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,609
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,563
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,141

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,162
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,288
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,904
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,740
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	620
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,912
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,117
	Campbell CA GO	5.000%	9/1/47	1,000	1,088
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,567
	Carlsbad Unified School District GO	4.000%	5/1/32	575	604
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,543
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	314
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	3,000	3,069
	Central School District GO	5.000%	8/1/47	3,350	3,509
[4]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,234
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,591
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,064
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,397
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,733
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	871
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,059
	Chino Valley Unified School District GO	4.000%	8/1/55	9,300	8,834
	Chino Valley Unified School District GO	5.000%	8/1/55	15,000	16,047
[1]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	3,495
[1]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	1,940
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,199
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	4,851
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,458
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,070
[4]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,399
	Clovis Unified School District GO	5.250%	8/1/40	650	726
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,524
[5]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	5,100	3,295
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,201
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,519
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,341
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,982
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,823
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	6,120	3,871
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	651
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	2,989
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	2,048
[5,6]	Culver City CA Unified School District GO TOB VRDO	0.800%	12/1/22	850	850
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,214
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,731
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,250	1,311
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,000	5,351
[1]	Downey Unified School District GO	2.000%	8/1/42	450	296
[1]	Downey Unified School District GO	2.125%	8/1/44	135	88
	Downey Unified School District GO	3.000%	8/1/48	6,805	5,256
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	734
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	793
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/45	1,250	1,405
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	318
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/47	3,280	3,655
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,824
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,989
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,977
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,459
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,434
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,463
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,150
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,158
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	7,024
[9]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	2,906
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,089

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,892
	El Monte Union High School District GO	0.000%	6/1/44	2,340	858
	El Monte Union High School District GO	0.000%	6/1/45	2,250	786
	El Monte Union High School District GO	0.000%	6/1/46	2,000	664
	El Segundo Unified School District GO	2.000%	8/1/46	845	514
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,513
	El Segundo Unified School District GO	2.000%	8/1/48	130	77
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,484
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	59
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	580
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	373
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	497
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	480	486
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	475	479
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	950	958
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,155
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	651
[5,6]	Elk Grove Unified School District GO TOB VRDO	0.800%	12/1/22	5,400	5,400
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,785
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,729
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,116
[10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,740	3,751
[1,5,6]	Folsom Cordova Unified School District GO TOB VRDO	1.010%	12/1/22	2,035	2,035
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	560
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	371
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	466
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	671
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,789
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,215
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,763
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	4.000%	8/1/33	1,500	1,559
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,552
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,793
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,026
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	879
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	843
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	211
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	635
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	3,309	3,065
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	18,045	16,566
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,193
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	9,623
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	104
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	6,931
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	102
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	101
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	207
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	246
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,231
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,490
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,127
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,213
	Fresno Unified School District GO	4.000%	8/1/30	150	160
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,395
	Fresno Unified School District GO	4.000%	8/1/31	150	160
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,361
	Fresno Unified School District GO	4.000%	8/1/32	175	186
	Fresno Unified School District GO	4.000%	8/1/33	750	774
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,013
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,466
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	9,275	6,840
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,191
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,013
	Gilroy Unified School District GO	4.000%	8/1/36	400	406
	Gilroy Unified School District GO	4.000%	8/1/37	450	453
	Glendale Community College District GO	4.000%	8/1/50	3,000	2,960
[3,4]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,722
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	3,850
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	5,968
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,108

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartnell CA Community College District GO	4.000%	8/1/34	225	233
	Hartnell CA Community College District GO	4.000%	8/1/35	300	307
[4]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,486
[4]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,108
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,120
[4]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,193
[4]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,904
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	959
[4]	Hayward Unified School District GO	4.000%	8/1/50	5,870	5,631
[7]	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	4,000	4,129
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,545
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,721
[4]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,615
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	959
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	950
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,363
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,085
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,214
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	533
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	258
[6]	Irvine CA Special Assessment Revenue VRDO	0.700%	12/1/22	8,975	8,975
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	4,420	4,686
[6]	Irvine Ranch Water District Special Assessment Revenue VRDO	0.700%	12/1/22	4,750	4,750
[6]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.580%	12/1/22	4,600	4,600
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,843
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	321
[4]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,070
[4]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	2,623
[4]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,417
[4]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	6,668
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,215
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	619
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	7,824
	Jurupa Unified School District Special Tax Revenue	4.500%	9/1/52	2,500	2,331
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,866
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,601
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	466
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	446
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	1,400	1,175
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,468
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,083
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,345
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	543
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	420
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	454
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	707
[9]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,492
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,526
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,189
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	342
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	413
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,144
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,750
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	930
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	349
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	911
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	474
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,876
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,484
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	762
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,583
	Lodi CA Unified School District GO	3.000%	8/1/43	2,750	2,252
	Lodi CA Unified School District GO	3.000%	8/1/46	10,000	7,944
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,804
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,275	1,352
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,672
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	3,911
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	4.516%	11/1/41	1,800	1,729

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	7,877
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,316
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	279
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	283
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	351
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	499
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	255
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	277
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	429
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,810
	Long Beach Community College District GO	4.000%	8/1/45	2,000	1,953
	Long Beach Community College District GO	4.000%	8/1/49	4,400	4,269
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,662
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,504
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,305
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,121
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	516
[4]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	786
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	460
	Los Angeles CA Unified School District GO	5.000%	7/1/28	3,850	4,333
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,139
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	4,532
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,138
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,241
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,144
	Los Angeles CA Unified School District GO	4.000%	7/1/37	2,500	2,584
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,542
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,751
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,029
	Los Angeles CA Unified School District GO	5.250%	7/1/42	10,000	10,794
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	4,939
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,388
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,110
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,563
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,249
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,733
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,812
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,285
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	163
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,654
[5]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	1.100%	12/1/22	22,685	22,685
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,164
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,805	4,709
[5,6]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	1.950%	12/7/22	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,528
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,868
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,626
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,601
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,567
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,137
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,225	4,361
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,877
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,528
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,124
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,209
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,518
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,172
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,473
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,185
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,422
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	1,250	1,438

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,546
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,842
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,757
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,651
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,253
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,750	3,018
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,074
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,339
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,349
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,294
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,877
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,500	7,600
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,033
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,496
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,310	1,325
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,109
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,686
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,927
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,100
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,020	5,327
[7]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/24	3,000	3,118
[7]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	1,000	1,063
[7]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,000	1,085
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	615	691
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,180
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,653
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,411
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,514
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,654
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,670	14,851
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,250	4,617
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	5,185	5,669
[5,6]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	1.930%	12/1/22	5,885	5,885
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.550%	12/1/22	1,100	1,100
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	4,560	4,715
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,841
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,696
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,932
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,114
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,751
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,191
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,145
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	372
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	209
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	15,705	16,581
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	167
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.620%	12/1/22	15,620	15,620
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.620%	12/1/22	1,110	1,110
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.670%	12/1/22	3,200	3,200
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.680%	12/1/22	19,450	19,450

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.680%	12/1/22	5,800	5,800
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	3,000	3,367
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,018
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,115
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,731
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,014
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,779
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,673
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,083
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,683
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,154
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,759
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	4,797
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,700
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,254
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,570
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,199
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,879
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.680%	12/1/22	450	450
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,725	2,952
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,357
Los Angeles Unified School District GO	4.000%	7/1/38	4,370	4,479
Los Angeles Unified School District GO	4.000%	7/1/40	2,765	2,796
Los Angeles Unified School District GO	4.000%	7/1/41	2,500	2,511
Los Angeles Unified School District GO	5.000%	7/1/41	1,000	1,127
Los Angeles Unified School District GO	5.000%	7/1/42	1,000	1,124
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Los Angeles Unified School District GO TOB VRDO	1.930%	12/1/22	5,220	5,220
	Los Rios Community College District GO	3.000%	8/1/31	2,000	1,941
	Los Rios Community College District GO	3.000%	8/1/32	2,900	2,766
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,638
	Los Rios Community College District GO	3.000%	8/1/34	2,750	2,521
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,692
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,296
[9]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,215
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	513
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,271
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,430	1,225
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	777
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,558
	Mesa Water District COP	4.000%	3/15/40	325	330
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,000	1,135
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,204
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,353
	Modesto Elementary School District GO	3.000%	8/1/39	280	238
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,890
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,148
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,826
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,696
[4]	Moreno Valley Unified School District GO	3.000%	8/1/50	2,000	1,555
[4]	Moulton-Niguel Water District Intergovernmental Agreement Revenue COP	3.000%	9/1/44	4,430	3,603
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,098
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,338
	Mount San Antonio Community College District GO	4.000%	8/1/49	5,200	5,091
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,949
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,927
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,831
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,268

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	746
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	769
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	510
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	531
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	814
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,729
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,774
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,676
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,431
	Mountain View-Whisman School District GO	4.000%	9/1/41	1,100	1,114
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,655
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	618
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	7,047
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	5,084
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	5,260	6,375
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,418
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,558
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,528
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	1,768
	Napa Valley Unified School District GO	5.000%	8/1/44	100	105
	New Haven Unified School District GO	4.000%	8/1/36	500	509
	New Haven Unified School District GO	4.000%	8/1/37	70	71
	New Haven Unified School District GO	4.000%	8/1/39	420	420
[9]	Newport Mesa Unified School District GO	0.000%	8/1/31	3,000	2,255
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,501
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	595
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,131
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	538
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,261
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,655
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	5,006
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	879
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	871
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	858
[5,6]	North Orange County CA Community College District GO TOB VRDO	1.930%	12/1/22	6,665	6,665
[5,6]	North Orange County CA Community College District GO TOB VRDO	1.930%	12/1/22	5,000	5,000
	Northeastern School District/York County GO	3.250%	8/1/35	100	95
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,515	33,626
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	2,640	3,060
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	3,000	3,521
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,830
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,365	6,106
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,596
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,217
[5,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.930%	12/1/22	10,000	10,000
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	837
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,586
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	1,000	1,030
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,021
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,092
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	4,750	4,840
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,705
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,140	1,150
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,794
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,209
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,324

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,180	4,793
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	115	107
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,616
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	10,000	10,346
[6]	Orange County Water District COP VRDO	1.460%	12/7/22	13,570	13,570
	Orange County Water District Water Revenue	4.000%	8/15/34	650	683
[4]	Oxnard School District GO	5.000%	8/1/41	1,110	1,172
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,071
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	790
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,200	1,134
[5,6]	Palmdale Elementary School District GO TOB VRDO	1.010%	12/1/22	1,990	1,990
	Palo Alto CA Lease (Abatement) COP	2.125%	11/1/43	1,730	1,184
	Palo Alto CA Lease (Abatement) Revenue COP	2.250%	11/1/47	5,000	3,334
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,094
	Palomar Health GO	4.000%	8/1/32	4,140	4,227
[12]	Palomar Health GO	0.000%	8/1/33	4,100	2,656
	Palomar Health GO	4.000%	8/1/33	4,560	4,633
	Palomar Health GO	5.000%	8/1/34	1,100	1,172
	Palomar Health GO	4.000%	8/1/35	4,270	4,287
	Palomar Health GO	0.000%	8/1/36	5,025	2,681
	Palomar Health GO	4.000%	8/1/36	5,085	5,087
[1]	Palomar Health GO	0.000%	8/1/38	390	190
[12]	Palomar Health GO	7.000%	8/1/38	205	237
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,019
[9]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,606
[6]	Pasadena CA COP VRDO	1.590%	12/7/22	22,125	22,125
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/39	5,070	5,695
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/40	5,325	5,953
	Peralta Community College District GO	5.000%	8/1/24	2,775	2,882
	Peralta Community College District GO	5.000%	8/1/24	1,190	1,236
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,461
	Perris Union High School District GO	3.000%	9/1/45	2,000	1,570
[1]	Pittsburg Unified School District GO	4.000%	8/1/46	875	861
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,907
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	889
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,087
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,465
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,010
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,326
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,474
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.000%	6/1/34	200	209
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/35	265	278
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/36	100	105
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/37	100	105
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/38	200	209
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/39	100	104
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/40	110	114
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/41	250	260
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/42	200	208
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.375%	6/1/47	700	726
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.500%	6/1/52	1,100	1,141
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,429
[4]	Pomona Unified School District GO	3.000%	8/1/48	2,155	1,683
[4]	Pomona Unified School District GO	4.000%	8/1/48	4,285	4,124
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	607
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	958
[1]	Poway Unified School District GO	0.000%	8/1/31	9,050	6,705
	Poway Unified School District GO	0.000%	8/1/33	990	670
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,388
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,224
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,602
	Poway Unified School District GO	0.000%	8/1/51	7,500	1,898
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,490
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,405	3,635
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,853
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,812
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,157
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	519
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	434
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,645
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,060

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	636
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,102
[5,6]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	1.960%	12/1/22	5,200	5,200
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,058
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,317
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,117
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,111
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,325
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,585
[6]	Riverside CA Lease (Abatement) Revenue COP VRDO	1.590%	12/7/22	24,200	24,200
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,070
	Riverside Community College District GO	3.000%	8/1/34	580	552
	Riverside Community College District GO	3.000%	8/1/37	1,100	985
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,144
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	9,862
[5,6]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	1.960%	12/1/22	7,500	7,500
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,750	1,758
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,102
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,213
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,749
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,162
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,773
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	4,961
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,493
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,756
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,351
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,403
	Riverside Unified School District GO	3.000%	8/1/36	800	702
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,553
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,055
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,309
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,021
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	395
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	461
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,915	2,584
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	886
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	855
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	613
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,374
	Roseville CA Special Tax Revenue	4.000%	9/1/51	1,500	1,295
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,625
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	517
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,181
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,043
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,294
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	10,078
[5,6]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	1.960%	12/1/22	7,500	7,500
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,214
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,405
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,564
[9]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,259
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	553
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,817
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,389
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,180
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,734
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,170
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,407
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	7,000	6,420
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,062
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,165
[4]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,557
[6]	Sacramento Transportation Authority Sales Tax Revenue VRDO	1.450%	12/7/22	39,110	39,110
	Salinas Union High School District GO	4.000%	8/1/45	4,000	3,981
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,110
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,513

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,595
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,523
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	2,829
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	5,000	4,033
	San Bernardino Community College District GO	0.000%	8/1/32	2,460	1,744
	San Bernardino Community College District GO	0.000%	8/1/44	20,000	7,425
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	3,965
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	9,250	9,836
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	3,275	3,020
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,460
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	6,662
	San Diego CA Unified School District GO	0.000%	7/1/30	3,000	2,368
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	810
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,267
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,626
	San Diego CA Unified School District GO	5.000%	7/1/41	50	53
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,228
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	843
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	608
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,808
	San Diego Community College District GO	0.000%	8/1/36	8,000	4,693
	San Diego Community College District GO	0.000%	8/1/38	3,510	1,856
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,221
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,126
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,655
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,666
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,506
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,469
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,460
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	5,939
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,085
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	9,700	8,902
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,731
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,646
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	224
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.500%	12/1/22	34,000	34,000
[6]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	1.950%	12/1/22	12,300	12,300
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,528
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,198
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,426
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	160
	San Diego Public Facilities Financing Authority Water Revenue CP	2.730%	2/14/23	8,000	8,006
	San Diego Unified School District GO	5.000%	7/1/24	2,775	2,883
	San Diego Unified School District GO	4.450%	7/1/47	1,000	1,027
	San Diego Unified School District GO	4.550%	7/1/52	3,000	3,089
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	3,000	3,058
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	10,000	10,011
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	928
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	5,000	4,955
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,918
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,000	4,652
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,877
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	8,000	6,501
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,496
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,477
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,132
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,700
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,349
[5]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,365
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,154
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,562
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,070

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,345
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	11,865	11,299
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,637
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,064
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,485
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	252
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,851
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	6,846
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/43	5,865	5,830
[6]	San Francisco City & County Finance Corp. Lease (Abatement) Revenue VRDO	1.450%	12/1/22	1,300	1,300
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,298
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,124
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,329
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,627
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,261
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	10,000	9,526
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,056
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,283
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	2,480	2,589
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,187
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,803
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,326
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,611
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,068
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,488
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	3,807
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,749
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,165
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,441
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,817
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	6,966
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	153
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,011
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	514
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	368
	San Jose CA GO	5.000%	9/1/49	5,400	5,810
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,231
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,104
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,433
	San Juan Unified School District GO	2.375%	8/1/41	15	11
[4]	San Leandro Unified School District GO	4.000%	8/1/35	450	463
[4]	San Leandro Unified School District GO	4.000%	8/1/37	850	861
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	1,947
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	874
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,031
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	828
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,245
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	1,834
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,659
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,404
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,156
[6]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	1.570%	12/1/22	1,855	1,855
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	80	82
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,142
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,337

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,723
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,723
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,343
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,052
	San Rafael City High School District GO	4.250%	8/1/47	5,500	5,549
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,328
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,445
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,004
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	825	930
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/35	855	956
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/36	1,375	1,526
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,285
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,449
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	795
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,272
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,335
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	1,980
[9]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,540
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,602
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	610
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	930
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,037
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,365
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,566
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	9,740
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,342
[6]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	1.580%	12/7/22	2,875	2,875
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,400
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,477
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,494
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,635
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	2,711
[7]	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue COP	5.000%	12/1/26	1,000	1,089
	Santa Clarita Community College District GO	3.000%	8/1/36	750	677
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,190
	Santa Clarita Community College District GO	3.000%	8/1/41	950	796
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	2,767
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	511
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	751
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,085
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	4,947
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,490
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,969
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/37	2,920	3,007
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/38	4,545	4,641
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,364
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	6,954
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,299
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/44	2,000	1,613
	Santa Paula CA Special Tax Revenue	4.000%	9/1/47	1,460	1,273
	Santa Paula CA Special Tax Revenue	4.000%	9/1/52	3,535	3,012
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	474
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	705
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	588
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	502
[4]	Santa Rosa High School District GO	4.000%	8/1/38	500	507
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,198
[4]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	997
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	237
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,413
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,254
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,216
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,275
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,066
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	998
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,501
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,527
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,473
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	45

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,355
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	209
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	206
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	359
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	254
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	931
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	946
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	929
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,535
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,346
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	630
[6]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	1.450%	12/7/22	6,500	6,500
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,261
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,814
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,536
	Southwestern Community College District GO	3.000%	8/1/39	900	777
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,062
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,124
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,295
[7]	State Center Community College District GO	5.000%	8/1/24	1,300	1,353
[7]	State Center Community College District GO	5.000%	8/1/25	1,250	1,331
[7]	State Center Community College District GO	5.000%	8/1/26	1,300	1,412
	State Center Community College District GO	3.000%	8/1/40	4,660	3,908
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,723
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,178
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,227
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,472
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,361
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,036
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,022
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,645
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,037
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,897
	Sunnyvale CA School District GO	4.000%	9/1/35	140	145
	Sunnyvale CA School District GO	4.000%	9/1/36	250	257
	Sunnyvale CA School District GO	4.000%	9/1/37	270	276
	Sunnyvale CA School District GO	4.000%	9/1/38	500	510
	Sunnyvale CA School District GO	4.000%	9/1/40	700	709
	Sunnyvale CA School District GO	4.000%	9/1/42	700	706
	Sunnyvale CA School District GO	4.000%	9/1/44	600	601
	Sunnyvale CA School District GO	4.000%	9/1/50	3,500	3,457
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,000	990
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	3,425	3,333
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,394
	Sweetwater Union High School District GO	5.000%	8/1/33	165	175
	Sweetwater Union High School District GO	5.000%	8/1/34	900	952
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	623
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,291
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,614
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,526
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,434
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,180
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,590
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,498
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,415
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,802
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,336
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	7,500	6,445
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	3,230	3,206
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	180	182
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,048
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	2,603
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	840

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,059
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	325	306
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,228
[9]	Tulare Union High School District GO	0.000%	8/1/27	515	444
[9]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,039
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,118
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	2,868
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,911
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,272
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,038
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	534
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/37	545	552
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/38	1,140	1,150
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,166
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	392
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/38	525	535
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	500	506
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,598
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,083
[7]	University of California College & University Revenue	5.000%	5/15/27	5,000	5,453
	University of California College & University Revenue	5.000%	5/15/31	1,130	1,222
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,258
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,246
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,722
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,314
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,803
	University of California College & University Revenue	5.000%	5/15/37	1,750	2,006
	University of California College & University Revenue	4.000%	5/15/38	10,005	10,294
	University of California College & University Revenue	5.000%	5/15/38	52,465	52,878
	University of California College & University Revenue	5.000%	5/15/38	1,750	1,993
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,132
	University of California College & University Revenue	4.000%	5/15/40	5,000	5,079
	University of California College & University Revenue	5.000%	5/15/40	15,000	15,581
	University of California College & University Revenue	5.000%	5/15/40	300	312
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,126
	University of California College & University Revenue	5.000%	5/15/41	10,915	11,467
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,120
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,352
	University of California College & University Revenue	5.000%	5/15/43	4,100	4,396
	University of California College & University Revenue	5.000%	5/15/43	185	198
	University of California College & University Revenue	4.000%	5/15/47	810	805
	University of California College & University Revenue	5.000%	5/15/47	9,040	9,561
	University of California College & University Revenue	5.000%	5/15/48	11,775	12,479
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,449
	University of California College & University Revenue	3.000%	5/15/51	5,055	3,871
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,863
	University of California College & University Revenue	4.000%	5/15/51	11,250	10,983
[4]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,759
	University of California College & University Revenue	5.000%	5/15/52	8,000	8,421
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	1,000	1,092
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	18,235	19,917
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	845
[5,6]	University of California College & University Revenue (Limited Project) TOB VRDO	1.930%	12/1/22	3,255	3,255
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/37	325	344
[5,6]	University of California College & University Revenue TOB VRDO	1.930%	12/1/22	2,840	2,840
	University of California College & University Revenue VRDO	0.600%	12/1/22	18,000	18,000
	University of California College & University Revenue VRDO	0.650%	12/1/22	3,110	3,110
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,005
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,113
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,321
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,414
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,840
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	16,942
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	20,140	18,971

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	14,000	11,809
	Upland CA COP	4.000%	1/1/42	5,635	5,090
	Upland CA COP	5.000%	1/1/47	5,060	5,144
	Vacaville Unified School District GO	4.000%	8/1/38	500	501
	Vacaville Unified School District GO	4.000%	8/1/42	1,000	993
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	825
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,097
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,662
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,654
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,397
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	921
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	783
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	542
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	651
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,166
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,079
[9]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,133
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	572
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,374
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	856
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,118
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,307
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	525
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,069
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,105
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,446
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,047
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	510
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	750
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	634
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,548
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	759
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	871
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,200
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	552
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,460
[1]	West Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	2,050	2,145
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	833
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,064
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,701
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,483
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,776
	Western Placer Waste Management Authority Revenue	5.000%	6/1/40	1,200	1,330
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,096
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	778
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,079
					4,523,849
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	580
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,024
					1,604
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	550	552
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,447	6,536
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,039	8,223
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,702	1,745
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	134
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	637	591
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,850	2,294
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,781	2,020
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	648

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,080	6,396
				29,139
Total Tax-Exempt Municipal Bonds (Cost $4,787,174)				4,554,592
Total Investments (101.8%) (Cost $4,787,174)				4,554,592
Other Assets and Liabilities—Net (-1.8%)				(81,628)
Net Assets (100%)				4,472,964
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $271,892,000, representing 6.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
8	Securities with a value of $5,255,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	174	35,733	95

Short Futures Contracts
10-Year U.S. Treasury Note	March 2023	(573)	(65,036)	(316)
Ultra Long U.S. Treasury Bond	March 2023	(355)	(48,380)	(466)
				(782)
				(687)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2022
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,787,174)	4,554,592
Investment in Vanguard	161
Cash	36
Receivables for Investment Securities Sold	1,074
Receivables for Accrued Income	43,030
Receivables for Capital Shares Issued	6,083
Other Assets	110
Total Assets	4,605,086
Liabilities
Payables for Investment Securities Purchased	123,631
Payables for Capital Shares Redeemed	4,765
Payables for Distributions	3,510
Payables to Vanguard	180
Variation Margin Payable—Futures Contracts	36
Total Liabilities	132,122
Net Assets	4,472,964
At November 30, 2022, net assets consisted of:

Paid-in Capital	4,784,577
Total Distributable Earnings (Loss)	(311,613)
Net Assets	4,472,964

Investor Shares—Net Assets
Applicable to 45,839,824 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	510,688
Net Asset Value Per Share—Investor Shares	$11.14

Admiral Shares—Net Assets
Applicable to 355,657,691 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,962,276
Net Asset Value Per Share—Admiral Shares	$11.14

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2022
($000)
Investment Income
Income
Interest	131,317
Total Income	131,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	270
Management and Administrative— Investor Shares	827
Management and Administrative— Admiral Shares	3,353
Marketing and Distribution— Investor Shares	54
Marketing and Distribution— Admiral Shares	207
Custodian Fees	31
Auditing Fees	30
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	2
Other Expenses	16
Total Expenses	4,835
Expenses Paid Indirectly	(16)
Net Expenses	4,819
Net Investment Income	126,498
Realized Net Gain (Loss)
Investment Securities Sold	(79,564)
Futures Contracts	6,197
Realized Net Gain (Loss)	(73,367)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(601,736)
Futures Contracts	(626)
Change in Unrealized Appreciation (Depreciation)	(602,362)
Net Increase (Decrease) in Net Assets Resulting from Operations	(549,231)

Statement of Changes in Net Assets

	Year Ended November 30,
	2022 ($000)	2021 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,498	136,227
Realized Net Gain (Loss)	(73,367)	38,539
Change in Unrealized Appreciation (Depreciation)	(602,362)	(45,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	(549,231)	128,984
Distributions
Investor Shares	(17,977)	(20,096)
Admiral Shares	(143,617)	(152,012)
Total Distributions	(161,594)	(172,108)
Capital Share Transactions
Investor Shares	(72,157)	10,027
Admiral Shares	(541,308)	312,616
Net Increase (Decrease) from Capital Share Transactions	(613,465)	322,643
Total Increase (Decrease)	(1,324,290)	279,519
Net Assets
Beginning of Period	5,797,254	5,517,735
End of Period	4,472,964	5,797,254

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.76	$12.86	$12.53	$11.79	$12.10
Investment Operations
Net Investment Income[1]	.293	.297	.335	.371	.394
Net Realized and Unrealized Gain (Loss) on Investments	(1.542)	(.017)	.327	.741	(.309)
Total from Investment Operations	(1.249)	.280	.662	1.112	.085
Distributions
Dividends from Net Investment Income	(.292)	(.297)	(.332)	(.372)	(.395)
Distributions from Realized Capital Gains	(.079)	(.083)	—	—	—
Total Distributions	(.371)	(.380)	(.332)	(.372)	(.395)
Net Asset Value, End of Period	$11.14	$12.76	$12.86	$12.53	$11.79
Total Return[2]	-9.88%	2.22%	5.36%	9.54%	0.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$511	$663	$659	$640	$479
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.32%	2.66%	3.02%	3.31%
Portfolio Turnover Rate	85%	42%	27%	11%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.76	$12.86	$12.53	$11.79	$12.10
Investment Operations
Net Investment Income[1]	.302	.307	.345	.381	.404
Net Realized and Unrealized Gain (Loss) on Investments	(1.542)	(.017)	.327	.741	(.310)
Total from Investment Operations	(1.240)	.290	.672	1.122	.094
Distributions
Dividends from Net Investment Income	(.301)	(.307)	(.342)	(.382)	(.404)
Distributions from Realized Capital Gains	(.079)	(.083)	—	—	—
Total Distributions	(.380)	(.390)	(.342)	(.382)	(.404)
Net Asset Value, End of Period	$11.14	$12.76	$12.86	$12.53	$11.79
Total Return[2]	-9.81%	2.30%	5.44%	9.63%	0.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,962	$5,134	$4,859	$4,371	$3,506
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.40%	2.73%	3.10%	3.39%
Portfolio Turnover Rate	85%	42%	27%	11%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings,

California Long-Term Tax-Exempt Fund
if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2022, the fund had contributed to Vanguard capital in the amount of $161,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,554,592	—	4,554,592
Derivative Financial Instruments
Assets
Futures Contracts[1]	95	—	—	95
Liabilities
Futures Contracts[1]	782	—	—	782
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	3,453
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(76,058)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(235,514)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2022 Amount ($000)	2021 Amount ($000)
Tax-Exempt Income	126,128	136,233
Ordinary Income*	4,412	1,294
Long-Term Capital Gains	31,054	34,581
Total	161,594	172,108
*	Includes short-term capital gains, if any.
As of November 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,790,106
Gross Unrealized Appreciation	51,698
Gross Unrealized Depreciation	(287,212)
Net Unrealized Appreciation (Depreciation)	(235,514)
F.	During the year ended November 30, 2022, the fund purchased $4,172,207,000 of investment securities and sold $4,852,725,000 of investment securities, other than temporary cash investments.

California Long-Term Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2022, such purchases were $1,033,514,000 and sales were $756,925,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	115,799	10,078	203,347	15,885
Issued in Lieu of Cash Distributions	15,285	1,305	17,614	1,378
Redeemed	(203,241)	(17,534)	(210,934)	(16,511)
Net Increase (Decrease)—Investor Shares	(72,157)	(6,151)	10,027	752
Admiral Shares
Issued	1,167,522	103,283	903,586	70,652
Issued in Lieu of Cash Distributions	96,042	8,188	103,980	8,139
Redeemed	(1,804,872)	(158,106)	(694,950)	(54,426)
Net Increase (Decrease)—Admiral Shares	(541,308)	(46,635)	312,616	24,365
H.	Management has determined that no events or transactions occurred subsequent to November 30, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2022, the related statements of operations for the year ended November 30, 2022, the statements of changes in net assets for each of the two years in the period ended November 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2022 and each of the financial highlights for each of the five years in the period ended November 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian, the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
California Municipal Money Market Fund	47
California Intermediate-Term Tax-Exempt Fund	7,047
California Long-Term Tax-Exempt Fund	31,054
The funds designate 100% of income dividends as exempt-interest dividends.

"Bloomberg®," Bloomberg Municipal CA Intermediate Bond Index, and Bloomberg CA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The California Tax-Exempt Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the California Tax-Exempt Funds or any member of the public regarding the advisability of investing in securities generally or in the California Tax-Exempt Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal CA Intermediate Bond Index and Bloomberg CA Municipal Bond Index, which are determined, composed and calculated by BISL without regard to Vanguard or the California Tax-Exempt Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the California Tax-Exempt Funds into consideration in determining, composing or calculating the Bloomberg Municipal CA Intermediate Bond Index and Bloomberg CA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the California Tax-Exempt Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to California Tax-Exempt Funds customers, in connection with the administration, marketing or trading of the California Tax-Exempt Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE CALIFORNIA TAX-EXEMPT FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX OR THE BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE CALIFORINA TAX-EXEMPT FUNDS, BLOOMBERG MUNICIPAL CA INTERMEDIATE BOND INDEX, OR BLOOMBERG CA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q750 012023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2022: $88,000
Fiscal Year Ended November 30, 2021: $88,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2022: $10,494,508
Fiscal Year Ended November 30, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2022: $2,757,764
Fiscal Year Ended November 30, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2022: $5,202,689
Fiscal Year Ended November 30, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2022: $298,000
Fiscal Year Ended November 30, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2022: $5,500,689
Fiscal Year Ended November 30, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 23, 2023

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.